UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2025

Date of reporting period:	9/30/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Large-Cap Index Fund
Class A:
PSIAX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Cl
a
ss A shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class A	$55	0.51%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-mini futures to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.
MF174EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	13.21%	15.08%	14.34%
Class A without sales charges	17.02%	15.85%	14.72%
S&P 500 Index	17.60%	16.47%	15.30%
WHAT ARE SOME KEY F
UN
D STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	A
NASDAQ	PSIAX
CUSIP	74441F108
MF174EA

PGIM Quant Solutions Large-Cap Index Fund
Class C:
PSICX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class C	$136	1.26%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index
E
-mini futures to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.
MF174EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	15.14%	15.03%	13.94%
Class C without sales charges	16.14%	15.03%	13.94%
S&P 500 Index	17.60%	16.47%	15.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	C
NASDAQ	PSICX
CUSIP	74441F306
MF174EC

PGIM Quant Solutions Large-Cap Index Fund
Class I:
PDSIX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class I shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class I	$21	0.19%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-
mi
ni futures to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.
MF174EI

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class I shares and assumes that all recurring fees (including management fees) were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class I	17.41%	16.24%	15.11%
S&P 500 Index	17.60%	16.47%	15.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE FU
N
D’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	I
NASDAQ	PDSIX
CUSIP	74441F405
MF174EI

PGIM Quant Solutions Large-Cap Index Fund
Class Z:
PSIFX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class Z shares
of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class Z	$27	0.25%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-mini fut
ur
es to equitize cash and enhance portfolio liquidity. The positions had a negligible effect on performance.
MF174EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: September 30, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	17.32%	16.17%	15.04%
S&P 500 Index	17.60%	16.47%	15.30%
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/3
0
/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	Z
NASDAQ	PSIFX
CUSIP	74441F504
MF174EZ

PGIM Quant Solutions Large-Cap Index Fund
Class R6:
PQSIX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Large-Cap Index Fund (the
“Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Large-Cap Index Fund—Class R6	$13	0.12%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equity markets rose by more than 17%. After dipping earlier in the period, as volatility soared due to trade war concerns, equity markets advanced as trade tensions eased, artificial intelligence (AI) optimism continued, economic and earnings growth remained solid, and the Federal Reserve resumed its rate-cutting cycle.
■
The Fund used S&P 500 Index E-mini futures to equitize cash and enhance portfolio liquidity
. The positions had a negligible effect
on performance.
MF174ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 28, 2017 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	17.50%	16.30%	14.40% (11/28/2017)
S&P 500 Index	17.60%	16.47%	14.44%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.
WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 946,895,070
Number of fund holdings	509
Total advisory fees paid for the year	$ 705,394
Portfolio turnover rate for the year	3%

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	13.7%
Software	11.2%
Interactive Media & Services	7.2%
Technology Hardware, Storage & Peripherals	6.9%
Financial Services	4.0%
Broadline Retail	3.7%
Banks	3.5%
Capital Markets	3.4%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.6%
Automobiles	2.3%
Aerospace & Defense	2.2%
Health Care Equipment & Supplies	2.0%
Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan)	1.9%
Hotels, Restaurants & Leisure	1.8%
Insurance	1.8%
Consumer Staples Distribution & Retail	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.6%
Biotechnology	1.6%
Entertainment	1.5%
Electric Utilities	1.5%
Machinery	1.5%
Chemicals	1.1%
Industry Classification	% of Net Assets
Beverages	1.0%
IT Services	0.9%
Ground Transportation	0.9%
Communications Equipment	0.9%
Household Products	0.9%
Electrical Equipment	0.9%
Life Sciences Tools & Services	0.8%
Specialized REITs	0.8%
Electronic Equipment, Instruments & Components	0.7%
Diversified Telecommunication Services	0.7%
Tobacco	0.6%
Multi-Utilities	0.6%
Consumer Finance	0.6%
Unaffiliated Exchange-Traded Fund - Equity	0.6%
Professional Services	0.5%
Food Products	0.5%
Building Products	0.5%
Commercial Services & Supplies	0.5%
Others*	4.8%
101.0%
Liabilities in excess of other assets	(1.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Large-Cap Index Fund

SHARE CLASS	R6
NASDAQ	PQSIX
CUSIP	74441F702
MF174ER6

PGIM Securitized Credit Fund
Class A:
SCFOX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the
Class A shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class A	$93	0.90%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.
MF241EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following line graph and table prior to July 1, 2019 reflects the performance of an investment trust (th
e
“Predecessor Fund”) managed by the Fund’s subadviser since its inception, which were adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and Expenses table for the applicable class of shares as of the Fund’s prospectus dated July 1, 2019. Additional information of the Predecessor Fund can be found in the Fund’s prospectus.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns wo uld
have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class A with sales charges	2.49%	4.95%	4.17% (11/16/2015)
Class A without sales charges	5.93%	5.64%	4.52% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since Inception returns are provided for the share class since it has less than 10 fiscal
years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	A
NASDAQ	SCFOX
CUSIP	74441F801
MF241EA

PGIM Securitized Credit Fund
Class C:
SCFVX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also
request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class C	$169	1.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.
MF241EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following line graph and table prior to July 1, 2019 reflects the performance of an investment trust (the
“Predecessor Fund”) managed by the Fund’s subadviser since its inception, which were adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and Expenses table for the applicable class of shares as of the Fund’s prospectus dated July 1, 2019. Additional information of the Predecessor Fund can be found in the Fund’s prospectus.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested.
Without
waiver of fees and/or expense reimbursem
en
ts, if any, the returns would
have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/202 5
	One Year (%)	Five Years (%)	Since I nce ption (%)
Class C with sales charges	4.03%	4.85%	3.73% (11/16/2015)
Class C without sales charges	5.03%	4.85%	3.73% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since
Inception
returns are provided for the share class since it has
less
than 10 fiscal years of returns. S
ince
Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	C
NASDAQ	SCFVX
CUSIP	74441F884
MF241EC

PGIM Securitized Credit Fund
Class Z:
SCFZX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also
request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund —Class Z	$67	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.
MF241EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following line graph and table prior to July 1, 2019 reflects
the performance of an investment trust (the
“Predecessor Fund”) managed by the Fund’s subadviser since its inception, which were adjusted to reflect the Fund’s fees and expenses as shown in the Fund Fees and Expenses table for the applicable class of shares as of the Fund’s prospectus dated July 1, 2019. Additional information of the Predecessor Fund can be found in the Fund’s prospectus.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z s har
es and assumes that all rec
urri
ng fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reim burse
ments, if any, the returns would
have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class Z	6.19%	5.91%	4.78% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized
statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	Z
NASDAQ	SCFZX
CUSIP	74441F876
MF241EZ

PGIM Securitized Credit Fund
Class R6:
SCFQX
ANNUAL SHAREHOLDER REPORT – September 30, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Securitized Credit Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS F
O
R THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Securitized Credit Fund—Class R6	$62	0.60%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Securitized credit spreads largely tightened over the reporting period on continued demand for spread products amid relatively stable fundamentals, and despite the uncertain fiscal and geopolitical backdrop. Spreads for commercial mortgage-backed securities (CMBS), residential mortgage-backed securities, collateralized loan obligations (CLOs), and asset-backed securities (ABS) largely tightened.
■
The following contributed most to the Fund’s performance during the period: Exposure to CLOs, non-agency CMBS, non-agency mortgage-backed securities (MBS) and ABS added to returns, as sector spreads tightened given solid credit fundamentals. Actively focusing on the senior stack (AAA/AA-rated) in CLO allocations supported performance. Within non-agency CMBS, single-asset, single-borrower selection contributed the most to excess returns, and second-lien and Credit Risk Transfer exposures contributed the most to non-agency MBS.
■
Security selection in ABS was a modest detractor from performance, mostly from Solar bonds.
■
During the period, the Fund held interest rate swaps and futures to hedge interest rate risk relative to the ICE BofA 3-Month US Treasury Bill
Index (the “Index”) to help immunize any impact from fluctuations in interest rates. While the impact of these derivatives detracted from performance, this was offset by the contribution to performance from the Fund’s interest rate exposures. The cost of derivatives in the form of forward currency exchange contracts that were used to hedge against the Fund’s positions not denominated in US dollars also detracted from performance.
MF241ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The performance shown in the following line graph and table prior to July 1, 2019 reflects the performance of an investment trust (the
“Predecessor Fund”) managed by the Fund’s subadviser since its inception, which were adj ust
ed to reflec
t th
e Fund’s fees and expenses as
shown in the Fund Fees and Expenses table for the applicable class of shares as of the Fund’s prospectus dated July 1, 2019. Additional information of the Predecessor Fund can be found in the Fund’s prospectus.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management f
e
es)
were deducted and dividends
and
distributions
were
reinvested. Without waiver of fees and/or exp
ens
e reimbursements, if any, the re
tur
ns
w
ou
l
d
have been lower.

Cumulative Performance: November 16, 2015 to September 30, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 9/30/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	6.23%	5.96%	4.83% (11/16/2015)
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.90%
ICE BofA US 3-Month Treasury Bill Index	4.38%	2.98%	2.12%
Since Inception returns
are
provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured
from the
cl
ose
st
month-end to the class’s
inception
date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 9/30/2025?

Fund’s net assets	$ 2,418,144,592
Number of fund holdings	591
Total advisory fees paid for the year	$ 8,109,982
Portfolio turnover rate for the year	36%
WHAT ARE SOME CHARACTERISTICS OF THE FU
ND’S HOLD
INGS AS OF 9/30/2025?

Credit Quality expressed as a percentage of total investments as of 9/30/2025 (%)
AAA	28.5
AA	35.5
A	12.6
BBB	12.8
BB	6.7
B	0.4
Not Rated	5.8
Cash/Cash Equivalents	(2.3)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Securitized Credit Fund

SHARE CLASS	R6
NASDAQ	SCFQX
CUSIP	74441F868
MF241ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended September 30, 2025 and September 30, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $94,221 and $90,597, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended September 30, 2025 and September 30, 2024: none.

(c)	Tax Fees

For the fiscal years ended September 30, 2025 and September 30, 2024: none.

(d)	All Other Fees

For the fiscal years ended September 30, 2025 and September 30, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024 was $0 and $0, respectively.

(h)	Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i)	Not applicable.

(j)	Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Quant Solutions Large-Cap Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Table of Contents	Financial Statements and Other Information	September 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Large-Cap Index Fund	1
Notes to Financial Statements	27

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of September 30, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS 98.4%

Aerospace & Defense 2.2%

Axon Enterprise, Inc.*	1,280	$918,579

Boeing Co. (The)*	12,444	2,685,788

General Dynamics Corp.	4,232	1,443,112

General Electric Co.	17,300	5,204,186

Howmet Aerospace, Inc.	6,681	1,311,013

Huntington Ingalls Industries, Inc.	600	172,746

L3Harris Technologies, Inc.	3,016	921,117

Lockheed Martin Corp.	3,446	1,720,278

Northrop Grumman Corp.	2,248	1,369,751

RTX Corp.	21,831	3,652,981

Textron, Inc.	2,834	239,445

TransDigm Group, Inc.	910	1,199,398

		20,838,394

Air Freight & Logistics 0.3%

C.H. Robinson Worldwide, Inc.	1,900	251,560

Expeditors International of Washington, Inc.	2,300	281,957

FedEx Corp.	3,646	859,763

United Parcel Service, Inc. (Class B Stock)	12,190	1,018,231

		2,411,511

Automobile Components 0.0%

Aptiv PLC (United Kingdom)*	3,650	314,703

Automobiles 2.3%

Ford Motor Co.	64,138	767,091

General Motors Co.	15,500	945,035

Tesla, Inc.*	45,770	20,354,834

		22,066,960

Banks 3.5%

Bank of America Corp.	109,495	5,648,847

Citigroup, Inc.	29,995	3,044,493

Citizens Financial Group, Inc.	7,300	388,068

Fifth Third Bancorp	11,173	497,757

Huntington Bancshares, Inc.	24,529	423,616

JPMorgan Chase & Co.	44,903	14,163,753

KeyCorp	15,135	282,873

M&T Bank Corp.	2,555	504,919

PNC Financial Services Group, Inc. (The)	6,372	1,280,326

Regions Financial Corp.	14,874	392,227

Truist Financial Corp.	20,972	958,840

U.S. Bancorp	25,795	1,246,672

Wells Fargo & Co.	52,336	4,386,804

		33,219,195

Beverages 1.0%

Brown-Forman Corp. (Class B Stock)	3,350	90,718

Coca-Cola Co. (The)	64,164	4,255,356

Constellation Brands, Inc. (Class A Stock)	2,270	305,701

Keurig Dr. Pepper, Inc.	22,500	573,975

Molson Coors Beverage Co. (Class B Stock)	2,894	130,954

Monster Beverage Corp.*	11,790	793,585

PepsiCo, Inc.	22,341	3,137,570

		9,287,859

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 1

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 1.6%

AbbVie, Inc.	28,789	$6,665,805

Amgen, Inc.	8,696	2,454,011

Biogen, Inc.*	2,280	319,382

Gilead Sciences, Inc.	20,200	2,242,200

Incyte Corp.*	2,720	230,683

Moderna, Inc.*	6,040	156,013

Regeneron Pharmaceuticals, Inc.	1,680	944,614

Vertex Pharmaceuticals, Inc.*	4,260	1,668,387

		14,681,095

Broadline Retail 3.8%

Amazon.com, Inc.*	158,500	34,801,845

eBay, Inc.	7,640	694,858

		35,496,703

Building Products 0.5%

A.O. Smith Corp.	1,800	132,138

Allegion PLC	1,333	236,408

Builders FirstSource, Inc.*	1,700	206,125

Carrier Global Corp.	13,029	777,831

Johnson Controls International PLC	10,787	1,186,031

Lennox International, Inc.	500	264,680

Masco Corp.	3,626	255,234

Trane Technologies PLC	3,700	1,561,252

		4,619,699

Capital Markets 3.4%

Ameriprise Financial, Inc.	1,581	776,666

Bank of New York Mellon Corp. (The)	11,638	1,268,076

Blackrock, Inc.	2,350	2,739,795

Blackstone, Inc.	12,100	2,067,285

Cboe Global Markets, Inc.	1,700	416,925

Charles Schwab Corp. (The)	28,011	2,674,210

CME Group, Inc.	5,800	1,567,102

Coinbase Global, Inc. (Class A Stock)*	3,700	1,248,713

FactSet Research Systems, Inc.	600	171,894

Franklin Resources, Inc.	5,742	132,812

Goldman Sachs Group, Inc. (The)	4,940	3,933,969

Interactive Brokers Group, Inc. (Class A Stock)	6,900	474,789

Intercontinental Exchange, Inc.	9,400	1,583,712

Invesco Ltd.	7,200	165,168

KKR & Co., Inc.	11,200	1,455,440

Moody’s Corp.	2,566	1,222,648

Morgan Stanley	19,790	3,145,818

MSCI, Inc.	1,250	709,263

Nasdaq, Inc.	7,400	654,530

Northern Trust Corp.	3,162	425,605

Raymond James Financial, Inc.	2,900	500,540

Robinhood Markets, Inc. (Class A Stock)*	12,600	1,804,068

S&P Global, Inc.	5,100	2,482,221

State Street Corp.	4,662	540,839

T. Rowe Price Group, Inc.	3,600	369,504

		32,531,592

Chemicals 1.1%

Air Products & Chemicals, Inc.	3,702	1,009,610

Albemarle Corp.	1,840	149,187

CF Industries Holdings, Inc.	2,700	242,190

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Chemicals (cont’d.)

Corteva, Inc.	11,009	$744,539

Dow, Inc.	11,909	273,073

DuPont de Nemours, Inc.	7,009	546,001

Eastman Chemical Co.	1,886	118,912

Ecolab, Inc.	4,142	1,134,328

International Flavors & Fragrances, Inc.	4,415	271,699

Linde PLC	7,568	3,594,800

LyondellBasell Industries NV (Class A Stock)(a)	4,100	201,064

Mosaic Co. (The)	5,300	183,804

PPG Industries, Inc.	3,648	383,441

Sherwin-Williams Co. (The)	3,688	1,277,007

		10,129,655

Commercial Services & Supplies 0.5%

Cintas Corp.	5,640	1,157,666

Copart, Inc.*	14,400	647,568

Republic Services, Inc.	3,235	742,368

Rollins, Inc.	4,875	286,358

Veralto Corp.	4,040	430,704

Waste Management, Inc.	5,913	1,305,768

		4,570,432

Communications Equipment 0.9%

Arista Networks, Inc.*	16,820	2,450,842

Cisco Systems, Inc.	64,644	4,422,943

F5, Inc.*	900	290,871

Motorola Solutions, Inc.	2,756	1,260,291

		8,424,947

Construction & Engineering 0.2%

EMCOR Group, Inc.	720	467,669

Quanta Services, Inc.	2,300	953,166

		1,420,835

Construction Materials 0.1%

Martin Marietta Materials, Inc.	1,000	630,280

Vulcan Materials Co.	2,100	646,002

		1,276,282

Consumer Finance 0.6%

American Express Co.	8,799	2,922,676

Capital One Financial Corp.	10,464	2,224,437

Synchrony Financial	6,265	445,128

		5,592,241

Consumer Staples Distribution & Retail 1.8%

Costco Wholesale Corp.	7,228	6,690,454

Dollar General Corp.	3,500	361,725

Dollar Tree, Inc.*	3,242	305,948

Kroger Co. (The)	10,068	678,684

Sysco Corp.	7,780	640,605

Target Corp.	7,482	671,135

Walmart, Inc.	71,658	7,385,073

		16,733,624

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 3

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Containers & Packaging 0.2%

Amcor PLC	39,060	$319,511

Avery Dennison Corp.	1,238	200,766

Ball Corp.	4,628	233,344

International Paper Co.	8,884	412,218

Packaging Corp. of America	1,470	320,357

Smurfit WestRock PLC	8,433	358,993

		1,845,189

Distributors 0.1%

Genuine Parts Co.	2,199	304,782

LKQ Corp.	4,400	134,376

Pool Corp.	620	192,243

		631,401

Diversified Telecommunication Services 0.7%

AT&T, Inc.	116,807	3,298,630

Verizon Communications, Inc.	69,233	3,042,790

		6,341,420

Electric Utilities 1.5%

Alliant Energy Corp.	4,300	289,863

American Electric Power Co., Inc.	8,691	977,738

Constellation Energy Corp.	5,203	1,712,151

Duke Energy Corp.	12,939	1,601,201

Edison International	6,262	346,163

Entergy Corp.	7,230	673,764

Evergy, Inc.	3,900	296,478

Eversource Energy	6,200	441,068

Exelon Corp.	17,112	770,211

FirstEnergy Corp.	8,477	388,416

NextEra Energy, Inc.	33,828	2,553,676

NRG Energy, Inc.	3,100	502,045

PG&E Corp.	36,500	550,420

Pinnacle West Capital Corp.	2,000	179,320

PPL Corp.	12,452	462,716

Southern Co. (The)	18,215	1,726,236

Xcel Energy, Inc.	9,683	780,934

		14,252,400

Electrical Equipment 0.9%

AMETEK, Inc.	3,800	714,400

Eaton Corp. PLC	6,393	2,392,580

Emerson Electric Co.(a)	9,150	1,200,297

GE Vernova, Inc.	4,440	2,730,156

Generac Holdings, Inc.*	900	150,660

Hubbell, Inc.	900	387,279

Rockwell Automation, Inc.	1,743	609,231

		8,184,603

Electronic Equipment, Instruments & Components 0.7%

Amphenol Corp. (Class A Stock)	20,000	2,475,000

CDW Corp.	2,100	334,488

Corning, Inc.	12,597	1,033,332

Jabil, Inc.	1,800	390,906

Keysight Technologies, Inc.*	2,900	507,268

TE Connectivity PLC (Switzerland)	4,850	1,064,720

Teledyne Technologies, Inc.*	768	450,079

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

Trimble, Inc.*	4,000	$326,600

Zebra Technologies Corp. (Class A Stock)*	820	243,671

		6,826,064

Energy Equipment & Services 0.2%

Baker Hughes Co.	16,045	781,712

Halliburton Co.	14,722	362,161

Schlumberger NV	24,332	836,291

		1,980,164

Entertainment 1.5%

Electronic Arts, Inc.	3,600	726,120

Live Nation Entertainment, Inc.*	2,600	424,840

Netflix, Inc.*	6,940	8,320,505

Take-Two Interactive Software, Inc.*	2,800	723,408

TKO Group Holdings, Inc.	1,100	222,156

Walt Disney Co. (The)	29,336	3,358,972

Warner Bros Discovery, Inc.*	40,385	788,719

		14,564,720

Financial Services 4.0%

Apollo Global Management, Inc.(a)	7,500	999,525

Berkshire Hathaway, Inc. (Class B Stock)*	30,090	15,127,447

Block, Inc.*	8,800	635,976

Corpay, Inc.*	1,120	322,627

Fidelity National Information Services, Inc.	8,660	571,040

Fiserv, Inc.*	8,800	1,134,584

Global Payments, Inc.	4,094	340,129

Jack Henry & Associates, Inc.	1,100	163,823

Mastercard, Inc. (Class A Stock)	13,380	7,610,678

PayPal Holdings, Inc.*	15,530	1,041,442

Visa, Inc. (Class A Stock)	27,700	9,456,226

		37,403,497

Food Products 0.5%

Archer-Daniels-Midland Co.	7,759	463,523

Bunge Global SA	2,300	186,875

Campbell’s Company (The)	3,547	112,014

Conagra Brands, Inc.	8,143	149,098

General Mills, Inc.	8,944	450,957

Hershey Co. (The)	2,416	451,913

Hormel Foods Corp.	5,400	133,596

J.M. Smucker Co. (The)	1,770	192,222

Kellanova	4,870	399,437

Kraft Heinz Co. (The)	14,555	379,012

Lamb Weston Holdings, Inc.	2,300	133,584

McCormick & Co., Inc.	4,100	274,331

Mondelez International, Inc. (Class A Stock)	21,166	1,322,240

Tyson Foods, Inc. (Class A Stock)	4,900	266,070

		4,914,872

Gas Utilities 0.0%

Atmos Energy Corp.	2,600	443,950

Ground Transportation 0.9%

CSX Corp.	30,454	1,081,422

J.B. Hunt Transport Services, Inc.	1,250	167,712

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 5

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation (cont’d.)

Norfolk Southern Corp.	3,731	$1,120,830

Old Dominion Freight Line, Inc.	3,000	422,340

Uber Technologies, Inc.*	34,000	3,330,980

Union Pacific Corp.	9,756	2,306,026

		8,429,310

Health Care Equipment & Supplies 2.0%

Abbott Laboratories	28,513	3,819,031

Align Technology, Inc.*	1,010	126,472

Baxter International, Inc.	8,974	204,338

Becton, Dickinson & Co.	4,665	873,148

Boston Scientific Corp.*	24,272	2,369,675

Cooper Cos., Inc. (The)*	3,200	219,392

Dexcom, Inc.*	6,420	432,002

Edwards Lifesciences Corp.*	9,810	762,924

GE HealthCare Technologies, Inc.	7,500	563,250

Hologic, Inc.*	3,700	249,713

IDEXX Laboratories, Inc.*	1,320	843,335

Insulet Corp.*	1,100	339,603

Intuitive Surgical, Inc.*	5,800	2,593,934

Medtronic PLC	21,015	2,001,469

ResMed, Inc.(a)	2,390	654,215

Solventum Corp.*	2,372	173,156

STERIS PLC	1,600	395,904

Stryker Corp.	5,560	2,055,365

Zimmer Biomet Holdings, Inc.	3,311	326,133

		19,003,059

Health Care Providers & Services 1.6%

Cardinal Health, Inc.	3,873	607,906

Cencora, Inc.(a)	3,160	987,595

Centene Corp.*	7,608	271,454

Cigna Group (The)	4,368	1,259,076

CVS Health Corp.	20,646	1,556,502

DaVita, Inc.*	600	79,722

Elevance Health, Inc.	3,710	1,198,775

HCA Healthcare, Inc.	2,600	1,108,120

Henry Schein, Inc.*	1,600	106,192

Humana, Inc.	1,900	494,323

Labcorp Holdings, Inc.	1,400	401,884

McKesson Corp.	2,046	1,580,617

Molina Healthcare, Inc.*	800	153,088

Quest Diagnostics, Inc.	1,700	323,986

UnitedHealth Group, Inc.	14,798	5,109,749

Universal Health Services, Inc. (Class B Stock)	970	198,307

		15,437,296

Health Care REITs 0.3%

Alexandria Real Estate Equities, Inc.	2,700	225,018

Healthpeak Properties, Inc.	12,300	235,545

Ventas, Inc.	7,233	506,238

Welltower, Inc.	10,400	1,852,656

		2,819,457

Hotel & Resort REITs 0.0%

Host Hotels & Resorts, Inc.	10,436	177,621

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.8%

Airbnb, Inc. (Class A Stock)*	7,000	$849,940

Booking Holdings, Inc.	530	2,861,613

Carnival Corp.*	17,400	503,034

Chipotle Mexican Grill, Inc.*	21,850	856,302

Darden Restaurants, Inc.	1,853	352,737

Domino’s Pizza, Inc.	440	189,952

DoorDash, Inc. (Class A Stock)*	6,000	1,631,940

Expedia Group, Inc.	2,000	427,500

Hilton Worldwide Holdings, Inc.	3,860	1,001,439

Las Vegas Sands Corp.	4,960	266,798

Marriott International, Inc. (Class A Stock)(a)	3,640	948,002

McDonald’s Corp.	11,680	3,549,435

MGM Resorts International*	3,400	117,844

Norwegian Cruise Line Holdings Ltd.*	7,600	187,188

Royal Caribbean Cruises Ltd.	4,000	1,294,320

Starbucks Corp.	18,680	1,580,328

Wynn Resorts Ltd.	1,300	166,751

Yum! Brands, Inc.	4,464	678,528

		17,463,651

Household Durables 0.3%

D.R. Horton, Inc.	4,500	762,615

Garmin Ltd.	2,500	615,550

Lennar Corp. (Class A Stock)	3,700	466,348

Mohawk Industries, Inc.*	740	95,401

NVR, Inc.*	35	281,213

PulteGroup, Inc.	3,211	424,269

		2,645,396

Household Products 0.9%

Church & Dwight Co., Inc.	3,900	341,757

Clorox Co. (The)	2,082	256,711

Colgate-Palmolive Co.	13,260	1,060,004

Kimberly-Clark Corp.	5,366	667,208

Procter & Gamble Co. (The)	38,263	5,879,110

		8,204,790

Independent Power & Renewable Electricity Producers 0.1%

AES Corp. (The)	12,400	163,184

Vistra Corp.	5,200	1,018,784

		1,181,968

Industrial Conglomerates 0.4%

3M Co.	8,788	1,363,722

Honeywell International, Inc.	10,285	2,164,992

		3,528,714

Industrial REITs 0.2%

Prologis, Inc.	15,189	1,739,444

Insurance 1.8%

Aflac, Inc.	7,800	871,260

Allstate Corp. (The)	4,308	924,712

American International Group, Inc.	9,051	710,866

Aon PLC (Class A Stock)	3,589	1,279,766

Arch Capital Group Ltd.	6,000	544,380

Arthur J. Gallagher & Co.	4,200	1,300,908

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 7

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Assurant, Inc.	700	$151,620

Brown & Brown, Inc.	4,700	440,813

Chubb Ltd.	6,153	1,736,684

Cincinnati Financial Corp.	2,607	412,167

Erie Indemnity Co. (Class A Stock)	440	139,990

Everest Group Ltd.	610	213,640

Globe Life, Inc.	1,333	190,579

Hartford Insurance Group, Inc. (The)	4,653	620,664

Loews Corp.	2,917	292,838

Marsh & McLennan Cos., Inc.	7,940	1,600,148

MetLife, Inc.	9,050	745,448

Principal Financial Group, Inc.	3,500	290,185

Progressive Corp. (The)	9,516	2,349,976

Prudential Financial, Inc.(g)	5,800	601,692

Travelers Cos., Inc. (The)	3,731	1,041,770

W.R. Berkley Corp.	5,000	383,100

Willis Towers Watson PLC	1,500	518,175

		17,361,381

Interactive Media & Services 7.2%

Alphabet, Inc. (Class A Stock)	95,000	23,094,500

Alphabet, Inc. (Class C Stock)	76,240	18,568,252

Match Group, Inc.	4,100	144,812

Meta Platforms, Inc. (Class A Stock)	35,420	26,011,740

		67,819,304

IT Services 0.9%

Accenture PLC (Ireland) (Class A Stock)	10,090	2,488,194

Akamai Technologies, Inc.*	2,400	181,824

Cognizant Technology Solutions Corp. (Class A Stock)	7,900	529,853

EPAM Systems, Inc.*	800	120,632

Gartner, Inc.*	1,130	297,043

GoDaddy, Inc. (Class A Stock)*	2,300	314,709

International Business Machines Corp.	15,174	4,281,496

VeriSign, Inc.	1,430	399,785

		8,613,536

Leisure Products 0.0%

Hasbro, Inc.	2,254	170,966

Life Sciences Tools & Services 0.8%

Agilent Technologies, Inc.	4,698	602,988

Bio-Techne Corp.	2,480	137,963

Charles River Laboratories International, Inc.*	850	132,991

Danaher Corp.	10,320	2,046,043

IQVIA Holdings, Inc.*	2,610	495,744

Mettler-Toledo International, Inc.*	330	405,111

Revvity, Inc.	2,070	181,436

Thermo Fisher Scientific, Inc.	6,212	3,012,944

Waters Corp.*	1,020	305,806

West Pharmaceutical Services, Inc.	1,140	299,056

		7,620,082

Machinery 1.5%

Caterpillar, Inc.	7,596	3,624,431

Cummins, Inc.	2,216	935,972

Deere & Co.	4,190	1,915,919

Dover Corp.	2,262	377,370

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Fortive Corp.	5,750	$281,693

IDEX Corp.	1,200	195,312

Illinois Tool Works, Inc.	4,386	1,143,693

Ingersoll Rand, Inc.	5,829	481,592

Nordson Corp.	900	204,255

Otis Worldwide Corp.	6,564	600,147

PACCAR, Inc.	8,546	840,243

Parker-Hannifin Corp.	2,088	1,583,017

Pentair PLC	2,646	293,071

Snap-on, Inc.	742	257,125

Stanley Black & Decker, Inc.	2,488	184,933

Westinghouse Air Brake Technologies Corp.	2,860	573,344

Xylem, Inc.	3,950	582,625

		14,074,742

Media 0.4%

Charter Communications, Inc. (Class A Stock)*	1,590	437,417

Comcast Corp. (Class A Stock)	60,120	1,888,970

Fox Corp. (Class A Stock)	3,466	218,566

Fox Corp. (Class B Stock)	2,466	141,277

Interpublic Group of Cos., Inc. (The)	6,588	183,871

News Corp. (Class A Stock)	6,575	201,918

News Corp. (Class B Stock)	2,200	76,010

Omnicom Group, Inc.	3,134	255,515

Paramount Skydance Corp. (Class B Stock)(a)	4,957	93,787

Trade Desk, Inc. (The) (Class A Stock)*	7,100	347,971

		3,845,302

Metals & Mining 0.3%

Freeport-McMoRan, Inc.	23,742	931,162

Newmont Corp.	17,897	1,508,896

Nucor Corp.	3,812	516,259

Steel Dynamics, Inc.	2,300	320,689

		3,277,006

Multi-Utilities 0.6%

Ameren Corp.	4,469	466,474

CenterPoint Energy, Inc.	11,179	433,745

CMS Energy Corp.	4,900	358,974

Consolidated Edison, Inc.	5,851	588,143

Dominion Energy, Inc.	13,850	847,205

DTE Energy Co.	3,487	493,166

NiSource, Inc.	8,000	346,400

Public Service Enterprise Group, Inc.	8,194	683,871

Sempra	10,756	967,825

WEC Energy Group, Inc.	5,233	599,649

		5,785,452

Office REITs 0.0%

BXP, Inc.	2,580	191,797

Oil, Gas & Consumable Fuels 2.6%

APA Corp.	6,648	161,413

Chevron Corp.	31,494	4,890,703

ConocoPhillips	20,323	1,922,353

Coterra Energy, Inc.	12,500	295,625

Devon Energy Corp.	10,300	361,118

Diamondback Energy, Inc.	2,980	426,438

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 9

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

EOG Resources, Inc.	8,900	$997,868

EQT Corp.	9,800	533,414

Expand Energy Corp.	3,600	382,464

Exxon Mobil Corp.	69,574	7,844,468

Kinder Morgan, Inc.	31,780	899,692

Marathon Petroleum Corp.	4,876	939,800

Occidental Petroleum Corp.(a)	11,879	561,283

ONEOK, Inc.	10,400	758,888

Phillips 66	6,528	887,939

Targa Resources Corp.	3,600	603,144

Texas Pacific Land Corp.	320	298,765

Valero Energy Corp.	5,000	851,300

Williams Cos., Inc. (The)	20,192	1,279,163

		24,895,838

Passenger Airlines 0.1%

Delta Air Lines, Inc.	10,800	612,900

Southwest Airlines Co.	8,574	273,596

United Airlines Holdings, Inc.*	5,200	501,800

		1,388,296

Personal Care Products 0.1%

Estee Lauder Cos., Inc. (The) (Class A Stock)	3,970	349,836

Kenvue, Inc.	31,300	507,999

		857,835

Pharmaceuticals 2.7%

Bristol-Myers Squibb Co.	33,379	1,505,393

Eli Lilly & Co.	12,977	9,901,451

Johnson & Johnson	39,909	7,399,927

Merck & Co., Inc.	40,793	3,423,757

Pfizer, Inc.	93,363	2,378,889

Viatris, Inc.	20,599	203,930

Zoetis, Inc.	7,300	1,068,136

		25,881,483

Professional Services 0.5%

Automatic Data Processing, Inc.	6,548	1,921,838

Broadridge Financial Solutions, Inc.	1,800	428,706

Dayforce, Inc.*	2,600	179,114

Equifax, Inc.	2,030	520,756

Jacobs Solutions, Inc.	1,900	284,734

Leidos Holdings, Inc.	2,000	377,920

Paychex, Inc.(a)	5,325	674,997

Paycom Software, Inc.	850	176,919

Verisk Analytics, Inc.	2,330	586,018

		5,151,002

Real Estate Management & Development 0.1%

CBRE Group, Inc. (Class A Stock)*	4,700	740,532

CoStar Group, Inc.*	7,000	590,590

		1,331,122

Residential REITs 0.2%

AvalonBay Communities, Inc.	2,311	446,416

Camden Property Trust	1,800	192,204

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs (cont’d.)

Equity Residential	5,500	$356,015

Essex Property Trust, Inc.	1,100	294,426

Invitation Homes, Inc.	9,600	281,568

Mid-America Apartment Communities, Inc.	1,970	275,268

UDR, Inc.	5,200	193,752

		2,039,649

Retail REITs 0.3%

Federal Realty Investment Trust	1,300	131,703

Kimco Realty Corp.	11,300	246,905

Realty Income Corp.	14,800	899,692

Regency Centers Corp.	2,800	204,120

Simon Property Group, Inc.	5,089	955,053

		2,437,473

Semiconductors & Semiconductor Equipment 13.6%

Advanced Micro Devices, Inc.*	26,428	4,275,786

Analog Devices, Inc.	8,016	1,969,531

Applied Materials, Inc.	13,088	2,679,637

Broadcom, Inc.	76,790	25,333,789

First Solar, Inc.*	1,800	396,954

Intel Corp.	71,448	2,397,081

KLA Corp.(a)	2,150	2,318,990

Lam Research Corp.	20,620	2,761,018

Microchip Technology, Inc.	8,920	572,842

Micron Technology, Inc.	18,316	3,064,633

Monolithic Power Systems, Inc.	770	708,893

NVIDIA Corp.	398,600	74,370,788

NXP Semiconductors NV (Netherlands)	4,160	947,357

ON Semiconductor Corp.*	6,600	325,446

QUALCOMM, Inc.	17,600	2,927,936

Skyworks Solutions, Inc.	2,500	192,450

Teradyne, Inc.	2,500	344,100

Texas Instruments, Inc.	14,952	2,747,131

		128,334,362

Software 11.2%

Adobe, Inc.*	6,840	2,412,810

AppLovin Corp. (Class A Stock)*	4,420	3,175,947

Autodesk, Inc.*	3,490	1,108,668

Cadence Design Systems, Inc.*	4,500	1,580,670

Crowdstrike Holdings, Inc. (Class A Stock)*	4,100	2,010,558

Datadog, Inc. (Class A Stock)*	5,100	726,240

Fair Isaac Corp.*	400	598,612

Fortinet, Inc.*	10,600	891,248

Gen Digital, Inc.	9,517	270,188

Intuit, Inc.	4,550	3,107,241

Microsoft Corp.	121,432	62,895,704

Oracle Corp.	26,990	7,590,668

Palantir Technologies, Inc. (Class A Stock)*	37,100	6,767,782

Palo Alto Networks, Inc.*	11,000	2,239,820

PTC, Inc.*	2,000	406,040

Roper Technologies, Inc.	1,760	877,694

Salesforce, Inc.	15,660	3,711,420

ServiceNow, Inc.*	3,400	3,128,952

Synopsys, Inc.*	3,075	1,517,174

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 11

Schedule of Investments (continued)

as of September 30, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

Tyler Technologies, Inc.*	720	$376,675

Workday, Inc. (Class A Stock)*	3,600	866,628

		106,260,739

Specialized REITs 0.8%

American Tower Corp.	7,650	1,471,248

Crown Castle, Inc.	7,200	694,728

Digital Realty Trust, Inc.	5,300	916,264

Equinix, Inc.	1,586	1,242,218

Extra Space Storage, Inc.	3,500	493,290

Iron Mountain, Inc.	4,905	500,016

Public Storage	2,600	751,010

SBA Communications Corp.	1,800	348,030

VICI Properties, Inc.	18,100	590,241

Weyerhaeuser Co.	12,339	305,884

		7,312,929

Specialty Retail 1.8%

AutoZone, Inc.*	280	1,201,267

Best Buy Co., Inc.	3,200	241,984

CarMax, Inc.*	2,600	116,662

Home Depot, Inc. (The)	16,164	6,549,491

Lowe’s Cos., Inc.	9,166	2,303,507

O’Reilly Automotive, Inc.*	13,850	1,493,169

Ross Stores, Inc.	5,400	822,906

TJX Cos., Inc. (The)	18,328	2,649,129

Tractor Supply Co.(a)	8,600	489,082

Ulta Beauty, Inc.*	740	404,595

Williams-Sonoma, Inc.	1,900	371,355

		16,643,147

Technology Hardware, Storage & Peripherals 6.9%

Apple, Inc.	242,362	61,712,636

Dell Technologies, Inc. (Class C Stock)	4,800	680,496

Hewlett Packard Enterprise Co.	21,902	537,913

HP, Inc.	16,002	435,734

NetApp, Inc.	3,300	390,918

Seagate Technology Holdings PLC	3,500	826,210

Super Micro Computer, Inc.*	8,500	407,490

Western Digital Corp.	5,725	687,344

		65,678,741

Textiles, Apparel & Luxury Goods 0.3%

Deckers Outdoor Corp.*	2,360	239,233

Lululemon Athletica, Inc.*	1,700	302,481

NIKE, Inc. (Class B Stock)	19,474	1,357,922

Ralph Lauren Corp.	700	219,492

Tapestry, Inc.	3,300	373,626

		2,492,754

Tobacco 0.6%

Altria Group, Inc.	27,479	1,815,263

Philip Morris International, Inc.	25,379	4,116,474

		5,931,737

See Notes to Financial Statements.

12

Description			Shares	Value

COMMON STOCKS (Continued)

Trading Companies & Distributors 0.3%

Fastenal Co.(a)			19,100	$936,664

United Rentals, Inc.			1,070	1,021,486

W.W. Grainger, Inc.			724	689,943

				2,648,093

Water Utilities 0.0%

American Water Works Co., Inc.			3,100	431,489

Wireless Telecommunication Services 0.2%

T-Mobile US, Inc.			7,770	1,859,983

TOTAL COMMON STOCKS (cost $134,452,929)				931,970,953

UNAFFILIATED EXCHANGE-TRADED FUND 0.6%
iShares Core S&P 500 ETF (cost $2,822,378)			7,800	5,220,540

TOTAL LONG-TERM INVESTMENTS (cost $137,275,307)				937,191,493

SHORT-TERM INVESTMENTS 2.0%

AFFILIATED MUTUAL FUNDS 1.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)			10,047,311	10,047,311
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $8,176,717; includes $8,166,802 of cash collateral for securities on loan)(b)(wb)			8,181,640	8,176,731

TOTAL AFFILIATED MUTUAL FUNDS (cost $18,224,028)				18,224,042

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $1,091,507)	3.953%	12/11/25	1,100	1,091,647

TOTAL SHORT-TERM INVESTMENTS (cost $19,315,535)				19,315,689

TOTAL INVESTMENTS 101.0% (cost $156,590,842)				956,507,182
Liabilities in excess of other assets(z) (1.0)%				(9,612,112)

NET ASSETS 100.0%				$946,895,070

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

ETF—Exchange-Traded Fund

OTC—Over-the-counter

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

UBS—UBS Securities LLC

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,967,664; cash collateral of $8,166,802 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 13

Schedule of Investments (continued)

as of September 30, 2025

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
33	S&P 500 E-Mini Index	Dec. 2025	$11,118,938	$97,785

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

UBS	$—	$1,091,647

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$20,838,394	$—	$—
Air Freight & Logistics	2,411,511	—	—
Automobile Components	314,703	—	—
Automobiles	22,066,960	—	—
Banks	33,219,195	—	—
Beverages	9,287,859	—	—
Biotechnology	14,681,095	—	—
Broadline Retail	35,496,703	—	—
Building Products	4,619,699	—	—
Capital Markets	32,531,592	—	—
Chemicals	10,129,655	—	—
Commercial Services & Supplies	4,570,432	—	—
Communications Equipment	8,424,947	—	—
Construction & Engineering	1,420,835	—	—
Construction Materials	1,276,282	—	—
Consumer Finance	5,592,241	—	—
Consumer Staples Distribution & Retail	16,733,624	—	—
Containers & Packaging	1,845,189	—	—
Distributors	631,401	—	—
Diversified Telecommunication Services	6,341,420	—	—
Electric Utilities	14,252,400	—	—
Electrical Equipment	8,184,603	—	—
Electronic Equipment, Instruments & Components	6,826,064	—	—
Energy Equipment & Services	1,980,164	—	—
Entertainment	14,564,720	—	—
Financial Services	37,403,497	—	—
Food Products	4,914,872	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Gas Utilities	$443,950	$—	$—
Ground Transportation	8,429,310	—	—
Health Care Equipment & Supplies	19,003,059	—	—
Health Care Providers & Services	15,437,296	—	—
Health Care REITs	2,819,457	—	—
Hotel & Resort REITs	177,621	—	—
Hotels, Restaurants & Leisure	17,463,651	—	—
Household Durables	2,645,396	—	—
Household Products	8,204,790	—	—
Independent Power & Renewable Electricity Producers	1,181,968	—	—
Industrial Conglomerates	3,528,714	—	—
Industrial REITs	1,739,444	—	—
Insurance	17,361,381	—	—
Interactive Media & Services	67,819,304	—	—
IT Services	8,613,536	—	—
Leisure Products	170,966	—	—
Life Sciences Tools & Services	7,620,082	—	—
Machinery	14,074,742	—	—
Media	3,845,302	—	—
Metals & Mining	3,277,006	—	—
Multi-Utilities	5,785,452	—	—
Office REITs	191,797	—	—
Oil, Gas & Consumable Fuels	24,895,838	—	—
Passenger Airlines	1,388,296	—	—
Personal Care Products	857,835	—	—
Pharmaceuticals	25,881,483	—	—
Professional Services	5,151,002	—	—
Real Estate Management & Development	1,331,122	—	—
Residential REITs	2,039,649	—	—
Retail REITs	2,437,473	—	—
Semiconductors & Semiconductor Equipment	128,334,362	—	—
Software	106,260,739	—	—
Specialized REITs	7,312,929	—	—
Specialty Retail	16,643,147	—	—
Technology Hardware, Storage & Peripherals	65,678,741	—	—
Textiles, Apparel & Luxury Goods	2,492,754	—	—
Tobacco	5,931,737	—	—
Trading Companies & Distributors	2,648,093	—	—
Water Utilities	431,489	—	—
Wireless Telecommunication Services	1,859,983	—	—
Unaffiliated Exchange-Traded Fund	5,220,540	—	—
Short-Term Investments
Affiliated Mutual Funds	18,224,042	—	—
U.S. Treasury Obligation	—	1,091,647	—

Total	$955,415,535	$1,091,647	$—

Other Financial Instruments*
Assets
Futures Contracts	$97,785	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 15

Schedule of Investments (continued)

as of September 30, 2025

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Semiconductors & Semiconductor Equipment	13.6%
Software	11.2
Interactive Media & Services	7.2
Technology Hardware, Storage & Peripherals	6.9
Financial Services	4.0
Broadline Retail	3.8
Banks	3.5
Capital Markets	3.4
Pharmaceuticals	2.7
Oil, Gas & Consumable Fuels	2.6
Automobiles	2.3
Aerospace & Defense	2.2
Health Care Equipment & Supplies	2.0
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	1.9
Hotels, Restaurants & Leisure	1.8
Insurance	1.8
Consumer Staples Distribution & Retail	1.8
Specialty Retail	1.8
Health Care Providers & Services	1.6
Biotechnology	1.6
Entertainment	1.5
Electric Utilities	1.5
Machinery	1.5
Chemicals	1.1
Beverages	1.0
IT Services	0.9
Ground Transportation	0.9
Communications Equipment	0.9
Household Products	0.9
Electrical Equipment	0.9
Life Sciences Tools & Services	0.8
Specialized REITs	0.8
Electronic Equipment, Instruments & Components	0.7
Diversified Telecommunication Services	0.7
Tobacco	0.6
Multi-Utilities	0.6
Consumer Finance	0.6
Unaffiliated Exchange-Traded Fund	0.6
Professional Services	0.5

Food Products	0.5%
Building Products	0.5
Commercial Services & Supplies	0.5
Media	0.4
Industrial Conglomerates	0.4
Metals & Mining	0.3
Health Care REITs	0.3
Trading Companies & Distributors	0.3
Household Durables	0.3
Textiles, Apparel & Luxury Goods	0.3
Retail REITs	0.3
Air Freight & Logistics	0.3
Residential REITs	0.2
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Containers & Packaging	0.2
Industrial REITs	0.2
Construction & Engineering	0.2
Passenger Airlines	0.1
Real Estate Management & Development	0.1
Construction Materials	0.1
Independent Power & Renewable Electricity Producers	0.1
U.S. Treasury Obligation	0.1
Personal Care Products	0.1
Distributors	0.1
Gas Utilities	0.0	*
Water Utilities	0.0	*
Automobile Components	0.0	*
Office REITs	0.0	*
Hotel & Resort REITs	0.0	*
Leisure Products	0.0	*

	101.0
Liabilities in excess of other assets	(1.0)

	100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Due from/to broker-variation margin futures	$97,785*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

16

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$1,388,300

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$(100,207)

For the year ended September 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$10,332,153

*	Average volume is based on average quarter end balances for the year ended September 30, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$7,967,664	$(7,967,664)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 17

Statement of Assets and Liabilities

as of September 30, 2025

Assets
Investments at value, including securities on loan of $7,967,664:
Unaffiliated investments (cost $138,187,739)	$937,681,448
Affiliated investments (cost $18,403,103)	18,825,734
Dividends and interest receivable	390,176
Receivable for Fund shares sold	324,949
Due from broker—variation margin futures	41,663
Prepaid expenses and other assets	8,155

Total Assets	957,272,125

Liabilities
Payable to broker for collateral for securities on loan	8,166,802
Payable for Fund shares purchased	1,843,903
Accrued expenses and other liabilities	182,157
Distribution fee payable	110,547
Management fee payable	61,491
Affiliated transfer agent fee payable	12,155

Total Liabilities	10,377,055

Net Assets	$946,895,070

Net assets were comprised of:
Shares of beneficial interest, at par	$18,879
Paid-in capital in excess of par	78,233,153
Total distributable earnings (loss)	868,643,038

Net assets, September 30, 2025	$946,895,070

See Notes to Financial Statements.

18

Class A

Net asset value and redemption price per share,
($362,886,862 ÷ 7,282,358 shares of beneficial interest issued and outstanding)	$49.83
Maximum sales charge (3.25% of offering price)	1.67

Maximum offering price to public	$51.50

Class C

Net asset value, offering price and redemption price per share,
($27,163,929 ÷ 561,554 shares of beneficial interest issued and outstanding)	$48.37

Class I

Net asset value, offering price and redemption price per share,
($127,268,235 ÷ 2,523,257 shares of beneficial interest issued and outstanding)	$50.44

Class Z

Net asset value, offering price and redemption price per share,
($234,889,000 ÷ 4,657,822 shares of beneficial interest issued and outstanding)	$50.43

Class R6

Net asset value, offering price and redemption price per share,
($194,687,044 ÷ 3,853,878 shares of beneficial interest issued and outstanding)	$50.52

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 19

Statement of Operations

Year Ended September 30, 2025

Net Investment Income (Loss)

Income

Unaffiliated dividend income (net of $2,592 foreign withholding tax)	$11,216,240

Affiliated dividend income	413,625

Interest income	43,880

Income from securities lending, net (including affiliated income of $4,027)	16,463

Total income	11,690,208

Expenses

Management fee	1,322,613

Distribution fee(a)	1,328,380

Transfer agent’s fees and expenses (including affiliated expense of $90,124)(a)	711,898

Custodian and accounting fees	81,298

Registration fees(a)	70,859

Shareholders’ reports	43,835

Professional fees	42,162

Audit fee	27,722

Trustees’ fees	20,950

Miscellaneous	33,660

Total expenses	3,683,377
Less: Fee waiver and/or expense reimbursement(a)	(617,219)

Net expenses	3,066,158

Net investment income (loss)	8,624,050

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions (including affiliated of $32,515)	61,134,008
Futures transactions	1,388,300

62,522,308

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(136,764))	70,890,564
Futures	(100,207)

70,790,357

Net gain (loss) on investment transactions	133,312,665

Net Increase (Decrease) In Net Assets Resulting From Operations	$141,936,715

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class I	Class Z	Class R6
Distribution fee	1,012,102	316,278	—	—	—
Transfer agent’s fees and expenses	314,466	33,892	86,101	275,497	1,942
Registration fees	20,293	13,682	10,703	14,428	11,753
Fee waiver and/or expense reimbursement	(236,157)	(22,139)	(86,101)	(148,345)	(124,477)

See Notes to Financial Statements.

20

Statements of Changes in Net Assets

	Year Ended September 30,

	2025	2024

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,624,050	$9,186,307
Net realized gain (loss) on investment transactions	62,522,308	27,452,901
Net change in unrealized appreciation (depreciation) on investments	70,790,357	206,469,694

Net increase (decrease) in net assets resulting from operations	141,936,715	243,108,902

Dividends and Distributions
Distributions from distributable earnings
Class A	(14,008,100)	(34,982,269)
Class C	(1,347,078)	(4,963,062)
Class I	(5,852,483)	(15,030,163)
Class Z	(9,015,230)	(23,013,759)
Class R6	(7,085,644)	(7,799,669)

	(37,308,535)	(85,788,922)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	107,740,495	189,689,791
Net asset value of shares issued in reinvestment of dividends and distributions	37,205,796	85,458,336
Cost of shares purchased	(186,748,973)	(213,617,876)

Net increase (decrease) in net assets from Fund share transactions	(41,802,682)	61,530,251

Total increase (decrease)	62,825,498	218,850,231

Net Assets:

Beginning of year	884,069,572	665,219,341

End of year	$946,895,070	$884,069,572

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 21

Financial Highlights

Class A Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$44.35	$37.23	$35.72	$47.35	$47.07
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.40	0.42	0.42	0.42
Net realized and unrealized gain (loss) on investment transactions	6.98	11.59	6.42	(6.76)	11.36
Total from investment operations	7.35	11.99	6.84	(6.34)	11.78
Less Dividends and Distributions:
Dividends from net investment income	(0.41)	(0.45)	(0.45)	(0.40)	(0.72)
Distributions from net realized gains	(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(1.87)	(4.87)	(5.33)	(5.29)	(11.50)
Net asset value, end of year	$49.83	$44.35	$37.23	$35.72	$47.35
Total Return(b):	17.02%	35.61%	20.99%	(15.91)%	29.24%

Ratios/Supplemental Data:
Net assets, end of year (000)	$362,887	$336,182	$272,959	$248,714	$337,161
Average net assets (000)	$337,367	$305,683	$270,969	$313,531	$331,222
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.51%	0.52%	0.54%	0.52%	0.52%
Expenses before waivers and/or expense reimbursement	0.58%	0.59%	0.61%	0.59%	0.59%
Net investment income (loss)	0.82%	1.00%	1.15%	0.97%	0.92%
Portfolio turnover rate(d)	3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class C Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$43.15	$36.35	$34.95	$46.45	$46.37
Income (loss) from investment operations:
Net investment income (loss)	0.03	0.10	0.16	0.12	0.12
Net realized and unrealized gain (loss) on investment transactions	6.78	11.32	6.28	(6.63)	11.17
Total from investment operations	6.81	11.42	6.44	(6.51)	11.29
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.20)	(0.16)	(0.10)	(0.43)
Distributions from net realized gains	(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(1.59)	(4.62)	(5.04)	(4.99)	(11.21)
Net asset value, end of year	$48.37	$43.15	$36.35	$34.95	$46.45
Total Return(b):	16.14%	34.63%	20.11%	(16.48)%	28.37%

Ratios/Supplemental Data:
Net assets, end of year (000)	$27,164	$38,287	$39,868	$46,543	$66,318
Average net assets (000)	$31,628	$40,140	$44,481	$61,900	$67,968
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.26%	1.26%	1.24%	1.21%	1.19%
Expenses before waivers and/or expense reimbursement	1.33%	1.33%	1.31%	1.28%	1.26%
Net investment income (loss)	0.07%	0.27%	0.46%	0.28%	0.26%
Portfolio turnover rate(d)	3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 23

Financial Highlights (continued)

Class I Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$44.85	$37.60	$36.06	$47.75	$47.38
Income (loss) from investment operations:
Net investment income (loss)	0.51	0.53	0.56	0.57	0.58
Net realized and unrealized gain (loss) on investment transactions	7.08	11.72	6.46	(6.81)	11.44
Total from investment operations	7.59	12.25	7.02	(6.24)	12.02
Less Dividends and Distributions:
Dividends from net investment income	(0.54)	(0.58)	(0.60)	(0.56)	(0.87)
Distributions from net realized gains	(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(2.00)	(5.00)	(5.48)	(5.45)	(11.65)
Net asset value, end of year	$50.44	$44.85	$37.60	$36.06	$47.75
Total Return(b):	17.41%	36.08%	21.38%	(15.63)%	29.69%

Ratios/Supplemental Data:
Net assets, end of year (000)	$127,268	$132,472	$113,462	$120,778	$172,635
Average net assets (000)	$123,001	$124,605	$122,167	$161,968	$164,271
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19%	0.19%	0.19%	0.19%	0.19%
Expenses before waivers and/or expense reimbursement	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income (loss)	1.14%	1.33%	1.51%	1.30%	1.26%
Portfolio turnover rate(d)	3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Class Z Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$44.85	$37.60	$36.05	$47.74	$47.37
Income (loss) from investment operations:
Net investment income (loss)	0.49	0.51	0.53	0.55	0.56
Net realized and unrealized gain (loss) on investment transactions	7.07	11.72	6.47	(6.82)	11.44
Total from investment operations	7.56	12.23	7.00	(6.27)	12.00
Less Dividends and Distributions:
Dividends from net investment income	(0.52)	(0.56)	(0.57)	(0.53)	(0.85)
Distributions from net realized gains	(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(1.98)	(4.98)	(5.45)	(5.42)	(11.63)
Net asset value, end of year	$50.43	$44.85	$37.60	$36.05	$47.74
Total Return(b):	17.32%	36.00%	21.32%	(15.68)%	29.62%

Ratios/Supplemental Data:
Net assets, end of year (000)	$234,889	$208,314	$177,388	$160,674	$265,893
Average net assets (000)	$211,921	$195,726	$176,709	$238,154	$263,618
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.25%	0.25%	0.25%	0.24%	0.24%
Expenses before waivers and/or expense reimbursement	0.32%	0.32%	0.32%	0.31%	0.31%
Net investment income (loss)	1.08%	1.27%	1.44%	1.24%	1.20%
Portfolio turnover rate(d)	3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Index Fund 25

Financial Highlights (continued)

Class R6 Shares
	Year Ended September 30,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$44.91	$37.65	$36.09	$47.78	$47.40
Income (loss) from investment operations:
Net investment income (loss)	0.55	0.55	0.58	0.60	0.58
Net realized and unrealized gain (loss) on investment transactions	7.09	11.73	6.48	(6.83)	11.46
Total from investment operations	7.64	12.28	7.06	(6.23)	12.04
Less Dividends and Distributions:
Dividends from net investment income	(0.57)	(0.60)	(0.62)	(0.57)	(0.88)
Distributions from net realized gains	(1.46)	(4.42)	(4.88)	(4.89)	(10.78)
Total dividends and distributions	(2.03)	(5.02)	(5.50)	(5.46)	(11.66)
Net asset value, end of year	$50.52	$44.91	$37.65	$36.09	$47.78
Total Return(b):	17.50%	36.13%	21.48%	(15.59)%	29.72%

Ratios/Supplemental Data:
Net assets, end of year (000)	$194,687	$168,815	$61,543	$57,685	$25,961
Average net assets (000)	$177,824	$137,968	$61,657	$38,530	$19,506
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.12%	0.12%	0.14%	0.14%	0.16%
Expenses before waivers and/or expense reimbursement	0.19%	0.19%	0.21%	0.21%	0.23%
Net investment income (loss)	1.21%	1.37%	1.56%	1.39%	1.25%
Portfolio turnover rate(d)	3%	15%	2%	3%	5%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

26

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Index Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of the S&P 500 Index.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

PGIM Quant Solutions Large-Cap Index Fund 27

Notes to Financial Statements (continued)

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

28

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

PGIM Quant Solutions Large-Cap Index Fund 29

Notes to Financial Statements (continued)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements	Effective Management Fee, after any waivers and/or expense reimbursements
0.15% of average daily net assets up to and including $1 billion;	0.15%	0.08%
0.10% of average daily net assets over $1 billion.

The Manager has contractually agreed, through January 31, 2027 to waive a portion of its management fee so that the effective management fee for the Fund will be 0.08% of the average daily net assets of the Fund. Separately, the Manager has contractually agreed, through January 31, 2027, to limit transfer agency, shareholder servicing, sub-transfer agency and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for the fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
I	—
Z	—
R6	0.18

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class I, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

I	N/A	N/A

Z	N/A	N/A

R6	N/A	N/A

For the year ended September 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$97,280	$30

C	—	827

30

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended September 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$22,787,023	$94,531,179

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds and other investments for the year ended September 30, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments - Common Stock:

Prudential Financial, Inc.(g)

$ 750,820	$ —	$ 44,450	$(136,778)	$32,100	$ 601,692	5,800	$ 32,090		$—

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)

$8,957,728	$100,173,274	$99,083,691	$ —	$ —	$10,047,311	10,047,311	$381,535		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.350%)(b)(wb)

1,435,848	110,105,894	103,365,440	14	415	8,176,731	8,181,640	4,027	(1)	—

$10,393,576	$210,279,168	$202,449,131	$ 14	$ 415	$18,224,042		$385,562		$—

$11,144,396	$210,279,168	$202,493,581	$(136,764)	$32,515	$18,825,734		$417,652		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

PGIM Quant Solutions Large-Cap Index Fund 31

Notes to Financial Statements (continued)

For the year ended September 30, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$17,907,007	$19,401,528	$—	$37,308,535

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$8,724,941	$77,063,981	$—	$85,788,922

For the year ended September 30, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$10,371,221	$60,246,826

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of September 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$158,579,976	$806,814,531	$(8,789,540)	$798,024,991

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, corporate actions adjustments, mark-to-market of futures contracts and other GAAP to tax differences.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z, Class I and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class I, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into five classes, designated Class A, Class C, Class I, Class Z and Class R6.

As of September 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	61,746	1.3%

R6	2,052,788	53.3

32

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	59.4

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended September 30, 2025:
Shares sold	275,982	$12,029,730
Shares issued in reinvestment of dividends and distributions	308,733	13,920,753
Shares purchased	(1,048,442)	(46,673,408)
Net increase (decrease) in shares outstanding before conversion	(463,727)	(20,722,925)
Shares issued upon conversion from other share class(es)	184,738	8,242,237
Shares purchased upon conversion into other share class(es)	(19,088)	(847,045)
Net increase (decrease) in shares outstanding	(298,077)	$(13,327,733)

Year ended September 30, 2024:
Shares sold	313,712	$12,427,843
Shares issued in reinvestment of dividends and distributions	986,936	34,730,283
Shares purchased	(1,220,944)	(47,944,716)
Net increase (decrease) in shares outstanding before conversion	79,704	(786,590)
Shares issued upon conversion from other share class(es)	193,506	7,652,587
Shares purchased upon conversion into other share class(es)	(25,038)	(943,543)
Net increase (decrease) in shares outstanding	248,172	$5,922,454

Class C
Year ended September 30, 2025:
Shares sold	27,510	$1,198,100
Shares issued in reinvestment of dividends and distributions	30,545	1,344,917
Shares purchased	(169,213)	(7,168,305)
Net increase (decrease) in shares outstanding before conversion	(111,158)	(4,625,288)
Shares purchased upon conversion into other share class(es)	(214,557)	(9,315,812)

Net increase (decrease) in shares outstanding	(325,715)	$(13,941,100)

Year ended September 30, 2024:
Shares sold	88,998	$3,370,158
Shares issued in reinvestment of dividends and distributions	143,885	4,956,851
Shares purchased	(234,456)	(8,919,487)
Net increase (decrease) in shares outstanding before conversion	(1,573)	(592,478)
Shares purchased upon conversion into other share class(es)	(207,804)	(8,024,606)

Net increase (decrease) in shares outstanding	(209,377)	$(8,617,084)

Class I
Year ended September 30, 2025:
Shares sold	109,227	$4,869,003
Shares issued in reinvestment of dividends and distributions	128,527	5,850,552
Shares purchased	(675,732)	(30,048,253)
Net increase (decrease) in shares outstanding before conversion	(437,978)	(19,328,698)
Shares issued upon conversion from other share class(es)	14,435	624,111
Shares purchased upon conversion into other share class(es)	(6,801)	(307,342)

Net increase (decrease) in shares outstanding	(430,344)	$(19,011,929)

PGIM Quant Solutions Large-Cap Index Fund 33

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended September 30, 2024:
Shares sold	189,094	$7,242,135
Shares issued in reinvestment of dividends and distributions	423,249	15,025,334
Shares purchased	(679,065)	(26,625,471)
Net increase (decrease) in shares outstanding before conversion	(66,722)	(4,358,002)
Shares issued upon conversion from other share class(es)	5,218	212,332
Shares purchased upon conversion into other share class(es)	(2,113)	(91,301)
Net increase (decrease) in shares outstanding	(63,617)	$(4,236,971)

Class Z
Year ended September 30, 2025:
Shares sold	640,975	$28,961,140
Shares issued in reinvestment of dividends and distributions	197,758	9,003,930
Shares purchased	(894,141)	(39,715,154)
Net increase (decrease) in shares outstanding before conversion	(55,408)	(1,750,084)
Shares issued upon conversion from other share class(es)	68,185	3,159,075
Shares purchased upon conversion into other share class(es)	(48)	(2,114)
Net increase (decrease) in shares outstanding	12,729	$1,406,877

Year ended September 30, 2024:
Shares sold	607,126	$24,092,660
Shares issued in reinvestment of dividends and distributions	646,190	22,946,199
Shares purchased	(1,349,422)	(53,609,093)
Net increase (decrease) in shares outstanding before conversion	(96,106)	(6,570,234)
Shares issued upon conversion from other share class(es)	29,014	1,110,571
Shares purchased upon conversion into other share class(es)	(5,392)	(234,868)
Net increase (decrease) in shares outstanding	(72,484)	$(5,694,531)

Class R6
Year ended September 30, 2025:
Shares sold	1,376,296	$60,682,522
Shares issued in reinvestment of dividends and distributions	155,523	7,085,644
Shares purchased	(1,403,686)	(63,143,853)
Net increase (decrease) in shares outstanding before conversion	128,133	4,624,313
Shares issued upon conversion from other share class(es)	6,593	303,871
Shares purchased upon conversion into other share class(es)	(39,500)	(1,856,981)
Net increase (decrease) in shares outstanding	95,226	$3,071,203

Year ended September 30, 2024:
Shares sold	3,866,170	$142,556,995
Shares issued in reinvestment of dividends and distributions	219,523	7,799,669
Shares purchased	(1,969,157)	(76,519,109)
Net increase (decrease) in shares outstanding before conversion	2,116,536	73,837,555
Shares issued upon conversion from other share class(es)	7,320	318,828
Net increase (decrease) in shares outstanding	2,123,856	$74,156,383

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$1,200,000,000	$1,200,000,000

34

	Current SCA	Prior SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended September 30, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM Quant Solutions Large-Cap Index Fund 35

Notes to Financial Statements (continued)

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the information technology sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of September 30, 2025.

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 8 and Shareholders of PGIM Quant Solutions Large-Cap Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Quant Solutions Large-Cap Index Fund (one of the funds constituting Prudential Investment Portfolios 8, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 20, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Quant Solutions Large-Cap Index Fund 37

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM QUANT SOLUTIONS LARGE-CAP INDEX FUND

(formerly, PGIM Quant Solutions Stock Index Fund)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Large-Cap Index Fund (formerly, PGIM Quant Solutions Stock Index Fund) (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM

[1]	PGIM Quant Solutions Large-Cap Index Fund is a series of Prudential Investment Portfolios 8.

PGIM Quant Solutions Large-Cap Index Fund

Approval of Advisory Agreements (continued)

Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of PGIM Quantitative Solutions’ portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2024 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM

Visit our website at pgim.com/investments

Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that while the Fund underperformed its benchmark index over all periods, it had strong performance against peers.
•

The Board considered PGIM Investment’s assertion that, as an index fund, the Fund’s performance is consistent with its objective and it exhibits a similar composition and high correlation to the S&P 500 Index, minus expenses.

•	The Board and PGIM Investments agreed to retain the existing management fee waiver, so that the effective management fee rate is 0.08% through January 31, 2026.
•

The Board and PGIM Investments also agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) limits transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause total annual operating expenses to exceed 0.18% for Class R6 shares through January 31, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Large-Cap Index Fund

PRUDENTIAL INVESTMENT PORTFOLIOS 8

PGIM Securitized Credit Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Table of Contents	Financial Statements and Other Information	September 30, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Securitized Credit Fund	1
Notes to Financial Statements	31

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of September 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 101.5%

ASSET-BACKED SECURITIES 59.2%

Automobiles 1.2%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class F, 144A	9.892%		05/17/32		487	$503,610
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-01A, Class A, 144A	5.250		04/20/29		4,120	4,213,760
Series 2023-04A, Class A, 144A	5.490		06/20/29		3,400	3,498,054
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	7.956	(c)	12/26/31		695	703,261
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971		07/29/32		352	351,881
Series 2024-SN01, Class D, 144A	6.360		07/16/29		1,000	1,024,346
Exeter Automobile Receivables Trust,
Series 2025-03A, Class C	5.090		10/15/31		2,000	2,024,584
Huntington Bank Auto Credit-Linked Notes,
Series 2024-01, Class D, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.639	(c)	05/20/32		814	833,297
Series 2024-02, Class D, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.389	(c)	10/20/32		1,142	1,154,003
Series 2025-01, Class C, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.639	(c)	03/21/33		3,112	3,104,660
OneMain Direct Auto Receivables Trust,
Series 2021-01A, Class C, 144A	1.420		07/14/28		900	893,528
Series 2022-01A, Class D, 144A	5.900		12/16/30		1,100	1,105,143
Series 2023-01A, Class D, 144A	7.070		02/14/33		1,000	1,041,231
Series 2025-01A, Class D, 144A	6.100		07/14/37		4,000	4,074,502
Santander Bank Auto Credit-Linked Notes,
Series 2023-A, Class E, 144A	10.068		06/15/33		24	23,917
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class E, 144A	3.280		03/15/27		750	746,238
Santander Drive Auto Receivables Trust,
Series 2025-01, Class D	5.430		03/17/31		3,000	3,044,709

						28,340,724

Collateralized Loan Obligations 41.2%
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.685	(c)	07/20/37		5,000	5,016,000
AlbaCore Euro CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.664	(c)	06/15/34	EUR	5,400	6,353,477
Series 04A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.926	(c)	07/15/35	EUR	4,000	4,711,770
Series 06A, Class CR, 144A, 3 Month EURIBOR + 2.400% (Cap N/A, Floor 2.400%)	0.000	(c)	10/15/37	EUR	11,950	14,029,897
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class BR3, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.364	(c)	04/28/37		3,124	3,140,682
Series 2019-11A, Class BR2, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.282	(c)	07/22/37		2,000	2,008,460
Series 2023-26A, Class BR, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.335	(c)	03/19/38		10,000	10,051,300
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.745	(c)	01/22/38	EUR	1,000	1,175,481
Series 06A, Class BRR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	0.000	(c)	10/22/38	EUR	14,750	17,344,233
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.039	(c)	10/25/38	EUR	5,000	5,885,037
Ares CLO Ltd. (Cayman Islands),
Series 2016-41A, Class BR, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	6.029	(c)	04/15/34		1,000	1,001,600
Series 2019-53A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.019	(c)	10/24/36		5,000	5,012,400
Armada Euro CLO DAC (Ireland),
Series 07A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.952	(c)	04/15/39	EUR	5,000	5,908,601
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	5.675	(c)	07/26/31		95	94,775
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.069	(c)	10/23/32		4,000	4,004,438
Series 2024-24A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.225	(c)	01/20/38		8,000	8,034,799
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.968	(c)	07/15/30		500	500,750
Aurium CLO DAC (Ireland),
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	0.000	(c)	10/16/38	EUR	15,000	17,610,750
Series 08A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	0.000	(c)	10/16/38	EUR	4,830	5,670,661

See Notes to Financial Statements.

PGIM Securitized Credit Fund 1

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Avoca Capital CLO Ltd. (Ireland),
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376	%(c)	04/15/35	EUR	750	$877,345
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.068	(c)	10/16/37		5,000	5,022,252
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.698	(c)	10/16/37		8,500	8,523,219
Bain Capital Euro CLO DAC (Ireland),
Series 2018-02A, Class AR, 144A, 3 Month EURIBOR + 0.740% (Cap N/A, Floor 0.740%)	2.764	(c)	01/20/32	EUR	515	603,833
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-02A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025	(c)	01/20/38		9,000	9,034,563
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.705	(c)	07/20/37		7,100	7,118,481
Barings Euro CLO DAC (Ireland),
Series 2015-01A, Class B1RR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.739	(c)	07/25/35	EUR	2,000	2,348,708
Series 2020-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.774	(c)	10/21/34	EUR	4,400	5,174,629
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	2.744	(c)	04/24/34	EUR	2,200	2,568,932
Series 2021-02A, Class B1, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.776	(c)	10/15/34	EUR	3,950	4,636,227
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class BR, 144A, 3 Month SOFR + 1.740% (Cap N/A, Floor 1.740%)	6.065	(c)	01/20/38		10,000	10,044,601
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.325	(c)	10/20/35		1,150	1,150,000
Series 2024-03A, Class D, 144A, 3 Month SOFR + 4.150% (Cap N/A, Floor 4.150%)	8.475	(c)	04/20/37		1,250	1,275,822
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.176	(c)	01/15/39	EUR	7,750	9,143,108
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.750	(c)	01/25/35		500	500,609
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.625	(c)	03/09/34		2,000	2,001,532
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.738	(c)	10/15/37		5,500	5,520,675
Series 2025-29A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.081	(c)	03/31/38		12,500	12,548,747
BCRED BSL Static CLO Ltd. (Cayman Islands),
Series 2025-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.141	(c)	07/24/35		10,000	10,004,199
BlueMountain Fuji Eur CLO DAC (Ireland),
Series 05A, Class B, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.576	(c)	01/15/33	EUR	1,500	1,762,096
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class BRR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.118	(c)	07/15/37		2,000	2,008,680
Canyon Euro CLO DAC (Ireland),
Series 2025-01A, Class B, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.016	(c)	04/15/38	EUR	10,000	11,731,202
Capital Four CLO DAC (Ireland),
Series 10A, Class D, 144A, 3 Month EURIBOR + 3.100% (Cap N/A, Floor 3.100%)	5.129	(c)	10/25/38	EUR	7,000	8,222,403
Carlyle Euro CLO DAC (Ireland),
Series 2017-01A, Class A2AR, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.726	(c)	07/15/34	EUR	5,125	6,029,607
Series 2021-02A, Class A2A, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.776	(c)	10/15/35	EUR	500	588,631
Carlyle Global Market Strategies Euro CLO Ltd. (Ireland),
Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.786	(c)	11/15/31	EUR	348	408,564
Carlyle US CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A2, 144A, 3 Month SOFR + 1.720% (Cap N/A, Floor 1.720%)	6.038	(c)	07/25/36		9,750	9,782,755
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.765	(c)	07/20/37		4,000	4,017,974
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.715	(c)	10/20/37		8,250	8,278,785
Carysfort Park CLO DAC (Ireland),
Series 2021-01A, Class A2, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.198	(c)	07/28/34	EUR	2,000	2,332,067
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.687	(c)	07/20/31		169	169,155
CBAMR Ltd. (Cayman Islands),
Series 2018-08A, Class DR, 144A, 3 Month SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.318	(c)	07/15/37		2,000	2,029,004
CIFC Funding Ltd.,
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.732	(c)	07/17/37		6,700	6,724,040
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.605	(c)	01/20/34		3,000	3,002,400
Series 2020-30A, Class B1R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.125	(c)	01/20/34		2,000	2,003,780

See Notes to Financial Statements.

2

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Contego CLO DAC (Ireland),
Series 05A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.726	%(c)	10/15/37	EUR	2,250	$2,633,011
Series 05A, Class CR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.176	(c)	10/15/37	EUR	1,500	1,758,624
Series 14A, Class C, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.182	(c)	10/15/37	EUR	1,200	1,408,860
CQS US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075	(c)	01/20/35		7,000	7,017,081
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.968	(c)	01/25/37		2,400	2,412,960
Series 2023-03A, Class D, 144A, 3 Month SOFR + 4.200% (Cap N/A, Floor 4.200%)	8.518	(c)	01/25/37		1,000	1,005,841
Crosthwaite Park CLO DAC (Ireland),
Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.614	(c)	03/15/34	EUR	1,500	1,762,526
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	2.644	(c)	09/15/31	EUR	1,274	1,496,508
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class BR2, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.168	(c)	01/25/35		3,000	3,005,160
Series 2018-03A, Class CR2, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.618	(c)	01/25/35		2,000	2,013,556
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.318	(c)	10/15/37		2,500	2,510,000
Series 2021-12A, Class BR, 144A, 3 Month SOFR + 2.170% (Cap N/A, Floor 2.170%)	6.495	(c)	04/20/37		1,500	1,504,665
Series 2021-12A, Class D1AR, 144A, 3 Month SOFR + 4.300% (Cap N/A, Floor 4.300%)	8.625	(c)	04/20/37		1,500	1,521,839
Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.918	(c)	07/15/34		13,950	13,973,019
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.025	(c)	01/20/38		6,000	6,014,101
Elmwood CLO Ltd. (Cayman Islands),
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.634	(c)	03/31/38		10,000	10,030,725
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	7.370	(c)	10/14/35		1,000	1,003,260
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.275	(c)	10/20/37		5,000	5,016,250
Golub Capital Partners CLO Ltd.,
Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.688	(c)	10/15/37		8,000	8,023,726
Grosvenor Place CLO DAC (Ireland),
Series 2025-03A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.236	(c)	08/15/39	EUR	10,000	11,762,837
Hayfin Emerald CLO DAC (Ireland),
Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.717	(c)	05/27/34	EUR	750	883,626
Series 10A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.121	(c)	07/18/38	EUR	3,000	3,522,939
Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	0.000	(c)	10/18/39	EUR	10,000	11,752,819
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.195	(c)	01/22/39	EUR	11,000	12,932,902
Hayfin US Ltd. (Cayman Islands),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.514	(c)	04/28/37		5,000	5,030,000
Henley CLO DAC (Ireland),
Series 11A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.006	(c)	04/25/39	EUR	12,250	14,338,434
ICG Euro CLO DAC (Ireland),
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.826	(c)	10/15/34	EUR	1,500	1,768,101
Series 2023-01A, Class BR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.774	(c)	10/19/38	EUR	10,000	11,745,725
ICG US CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.975	(c)	01/20/35		15,000	15,032,703
Series 2021-03A, Class B1R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075	(c)	10/20/34		2,750	2,755,885
Indigo Credit Management DAC (Ireland),
Series 02A, Class C, 144A, 3 Month EURIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.676	(c)	07/15/38	EUR	5,250	6,174,882
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B1, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.726	(c)	04/15/33	EUR	2,000	2,347,494
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.676	(c)	07/15/34	EUR	3,250	3,818,865
Series 14A, Class B1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.226	(c)	01/15/39	EUR	5,000	5,898,398
Series 16A, Class B, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.218	(c)	10/15/38	EUR	8,000	9,440,001
Jamestown CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.688	(c)	07/15/35		6,250	6,259,514
Series 2022-18A, Class DR, 144A, 3 Month SOFR + 3.750% (Cap N/A, Floor 3.750%)	8.068	(c)	07/25/35		3,000	3,007,872
Jubilee CLO DAC (Ireland),
Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.306	(c)	04/15/31	EUR	500	584,918
Katayma CLO Ltd. (United Kingdom),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.325	(c)	10/20/36		1,000	1,003,092
KKR CLO Ltd. (Cayman Islands),
Series 32A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.418	(c)	04/15/37		3,000	3,015,720

See Notes to Financial Statements.

PGIM Securitized Credit Fund 3

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands), (cont’d.)
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.705	%(c)	10/20/37		5,000	$5,004,354
LCM Ltd. (Cayman Islands),
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.688	(c)	01/15/38		28,000	28,098,246
Madison Park Euro Funding DAC (Ireland),
Series 13A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.776	(c)	01/15/32	EUR	4,390	5,142,476
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.688	(c)	10/16/37		11,500	11,534,408
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.704	(c)	07/17/34		750	751,086
Series 2021-39A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.082	(c)	10/22/34		4,750	4,748,100
Marathon CLO Ltd. (Cayman Islands),
Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.661	(c)	08/15/37		5,000	5,024,393
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class BR2, 144A, 3 Month SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.968	(c)	03/15/38		15,000	15,024,604
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.824	(c)	10/17/34		500	500,877
Menlo CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.745	(c)	01/20/38		7,250	7,283,635
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.387	(c)	04/21/31		154	153,867
Monument CLO DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	6.386	(c)	05/15/37	EUR	3,000	3,561,331
Series 03A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.889	(c)	04/15/38	EUR	15,000	17,772,276
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	6.359	(c)	07/15/31		750	751,455
Nassau Euro CLO DAC (Ireland),
Series 02A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.839	(c)	04/25/39	EUR	15,000	17,598,863
Series 04A, Class D, 144A, 3 Month EURIBOR + 3.950% (Cap N/A, Floor 3.950%)	5.974	(c)	07/20/38	EUR	2,000	2,357,263
Nassau Ltd. (Cayman Islands),
Series 2021-IA, Class B1R, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.018	(c)	08/26/34		14,950	14,991,112
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2017-26A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.079	(c)	10/18/38		5,000	5,011,101
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.425	(c)	07/20/37		3,500	3,512,950
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class BRR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.471	(c)	09/16/31		2,000	2,007,760
Series 2020-22A, Class DRR, 144A, 3 Month SOFR + 4.950% (Cap N/A, Floor 4.950%)	8.971	(c)	09/16/31		1,500	1,502,581
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	6.245	(c)	07/20/37		3,750	3,763,801
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.698	(c)	10/15/37		8,000	8,024,962
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.818	(c)	01/15/37		3,000	3,010,230
Series 2024-15A, Class D1, 144A, 3 Month SOFR + 4.700% (Cap N/A, Floor 4.700%)	9.018	(c)	01/15/37		2,000	2,020,034
Octagon Ltd. (Cayman Islands),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.161	(c)	05/15/35		600	600,750
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class D1, 144A, 3 Month SOFR + 4.500% (Cap N/A, Floor 4.500%)	8.825	(c)	04/20/37		1,000	1,009,014
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.125	(c)	01/20/38		12,950	12,993,768
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class BRR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.977	(c)	01/15/38	EUR	8,000	9,441,038
Series 2023-02A, Class B2, 144A	6.700		10/15/36	EUR	1,250	1,469,047
Series 2025-01A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.349	(c)	10/15/39	EUR	15,000	17,640,829
Penta CLO DAC (Ireland),
Series 2017-03A, Class BRR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.842	(c)	10/17/38	EUR	10,000	11,741,662
Series 2023-14A, Class BR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.924	(c)	10/20/37	EUR	3,500	4,109,553
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class B, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.961	(c)	03/06/38		7,000	7,018,272
PPM CLO Ltd. (Cayman Islands),
Series 2020-04A, Class D1R2, 144A, 3 Month SOFR + 3.350% (Cap N/A, Floor 3.350%)	7.499	(c)	03/18/38		8,800	8,828,204
Series 2022-06RA, Class A2R, 144A, 3 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.475	(c)	01/20/37		4,000	4,015,684

See Notes to Financial Statements.

4

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands),
Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.018	%(c)	01/15/33		3,000	$3,006,990
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.168	(c)	01/15/38		5,325	5,351,517
Series 2022-02A, Class A2R, 144A, 3 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.475	(c)	10/20/35		4,500	4,517,730
Rockford Tower Europe CLO DAC (Ireland),
Series 2019-01A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.124	(c)	01/20/38	EUR	5,200	6,186,843
Series 2021-01A, Class B1, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.274	(c)	04/20/34	EUR	2,000	2,331,403
RR Ltd. (Bermuda),
Series 2025-40A, Class A2, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.097	(c)	07/15/38		10,000	10,046,301
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.625	(c)	04/20/33		1,858	1,861,397
Sculptor European CLO DAC (Ireland),
Series 07A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.076	(c)	01/15/38	EUR	8,000	9,417,628
Signal Harmonic CLO DAC (Ireland),
Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	3.969	(c)	07/15/38	EUR	11,500	13,540,298
Signal Peak CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.745	(c)	10/20/37		6,000	6,022,750
Series 2021-09A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075	(c)	01/21/38		10,415	10,435,830
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.919	(c)	01/24/38		7,000	7,018,201
Series 2024-11A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.779	(c)	07/18/37		15,000	15,067,500
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.129	(c)	07/18/37		2,000	2,007,080
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.745	(c)	10/20/37		2,000	2,007,840
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.175	(c)	10/20/37		2,000	2,009,580
Series 2020-01A, Class CRR, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.825	(c)	10/20/37		6,000	6,042,668
Sixth Street CLO Ltd.,
Series 2020-15A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.689	(c)	10/24/37		6,760	6,780,415
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.115	(c)	01/20/37		1,000	1,002,304
Sona Fios CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.690	(c)	04/20/38	EUR	4,000	4,692,050
Series 04A, Class B, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.320	(c)	04/20/38	EUR	10,000	11,752,240
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.645	(c)	01/26/31		150	150,477
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.651	(c)	10/23/31		910	911,433
Series 2020-01A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	6.237	(c)	07/20/34		990	991,832
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500		01/17/32	EUR	750	831,169
Strata CLO Ltd. (Cayman Islands),
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.325	(c)	10/20/33		2,000	2,004,720
TCW CLO AMR Ltd. (Cayman Islands),
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	6.135	(c)	08/16/34		5,000	5,003,650
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075	(c)	01/20/38		15,000	15,075,153
Tikehau CLO DAC (Ireland),
Series 09A, Class CR, 144A, 3 Month EURIBOR + 2.450% (Cap N/A, Floor 2.450%)	4.474	(c)	01/20/37	EUR	4,000	4,698,205
Series 11A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.989	(c)	01/15/38	EUR	15,000	17,800,876
Series 13A, Class B, 144A, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 1.700%)	4.022	(c)	10/15/38	EUR	15,000	17,690,956
Tikehau US CLO Ltd. (Bermuda),
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.125	(c)	01/20/38		4,600	4,623,506
Series 2024-01A, Class B, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.179	(c)	07/18/37		4,100	4,119,599
Toro European CLO DAC (Ireland),
Series 02A, Class B1RR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.789	(c)	07/25/34	EUR	3,000	3,530,337
Series 08A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.076	(c)	04/15/35	EUR	2,000	2,365,762
Series 10A, Class B, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.209	(c)	04/15/38	EUR	10,000	11,738,715
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class B1RR, 144A, 3 Month SOFR + 1.930% (Cap N/A, Floor 1.930%)	6.248	(c)	10/25/32		4,500	4,506,885
Trimaran CAVU Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.732	(c)	10/22/37		5,000	5,018,009

See Notes to Financial Statements.

PGIM Securitized Credit Fund 5

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Trimaran CAVU Ltd. (Cayman Islands), (cont’d.)
Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.182	%(c)	10/22/37	2,000	$2,005,820
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class B, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	6.618	(c)	04/25/37	2,500	2,501,875
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.839	(c)	01/15/32	867	868,568
Series 2024-49A, Class AJ, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	6.125	(c)	04/20/37	800	803,266
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class D1R, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.979	(c)	10/18/37	5,000	5,027,241
Wind River CLO Ltd. (Cayman Islands),
Series 2021-03A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.075	(c)	04/20/38	10,350	10,383,222
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands),
Series 2024-01A, Class C, 144A, 3 Month SOFR + 3.650% (Cap N/A, Floor 3.650%)	7.968	(c)	04/16/36	2,000	2,016,247

					995,717,849

Consumer Loans 2.9%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1D, 144A	6.890		02/15/29	1,000	1,005,927
Series 2024-A, Class 1E, 144A	9.170		02/15/29	900	907,286
Series 2024-B, Class D, 144A	5.500		09/15/29	500	500,846
Series 2024-X02, Class D, 144A	6.080		12/17/29	5,200	5,251,639
Series 2025-X01, Class D, 144A	6.110		04/15/30	10,400	10,453,062
Affirm Master Trust,
Series 2025-01A, Class E, 144A	7.180		02/15/33	6,000	6,000,383
Series 2025-02A, Class D, 144A	5.600		07/15/33	5,700	5,740,937
Series 2025-03A, Class E, 144A	6.800		10/16/34	5,000	4,983,028
Cherry Securitization Trust,
Series 2025-01A, Class A, 144A	6.130		11/15/32	10,300	10,467,265
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class C, 144A	5.260		06/25/60	4,500	4,540,496
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880		06/25/59	1,339	1,346,068
Island Finance Trust,
Series 2025-01A, Class A, 144A	6.540		03/19/35	2,000	2,032,205
Onemain Financial Issuance Trust,
Series 2025-01A, Class D, 144A	5.790		07/14/38	1,800	1,821,021
OneMain Financial Issuance Trust,
Series 2022-02A, Class D, 144A	6.550		10/14/34	1,180	1,183,159
Series 2023-01A, Class C, 144A	6.380		06/14/38	7,500	7,783,392
Series 2023-02A, Class D, 144A	7.520		09/15/36	2,500	2,582,237
Stream Innovations Issuer Trust,
Series 2025-01A, Class B, 144A	5.480		09/15/45	3,228	3,269,860

					69,868,811

Credit Cards 0.4%
Evergreen Credit Card Trust (Canada),
Series 2024-CRT04, Class C, 144A	5.640		10/15/28	5,000	5,043,672
Genesis Sales Finance Master Trust,
Series 2024-B, Class B, 144A	6.260		12/20/32	5,667	5,709,927

					10,753,599

Equipment 0.3%
Auxilior Term Funding LLC,
Series 2023-01A, Class D, 144A	7.270		12/16/30	500	524,708
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class C, 144A	7.830		08/20/55	7,500	7,611,472

					8,136,180

See Notes to Financial Statements.

6

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans 8.0%
BRAVO Residential Funding Trust,
Series 2024-CES02, Class A2, 144A	5.592	%(cc)	09/25/54	2,400	$2,416,483
Series 2025-CES02, Class A1, 144A	4.960	(cc)	07/26/55	4,948	4,944,994
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class M1, 144A	6.130	(cc)	06/25/60	3,000	3,031,520
Series 2025-CES03, Class A1A, 144A	4.840	(cc)	09/25/60	3,700	3,693,157
Series 2025-CES03, Class A3, 144A	5.229	(cc)	09/25/60	1,500	1,487,644
EFMT,
Series 2024-CES01, Class A2, 144A	5.796	(cc)	01/26/60	4,685	4,749,292
Series 2025-CES01, Class A1A, 144A	5.726	(cc)	01/25/60	5,755	5,824,603
FIGRE Trust,
Series 2025-HE04, Class A, 144A	5.408	(cc)	07/25/55	8,673	8,738,102
GS Mortgage Backed Securities Trust CES1,
Series 2025-CES01, Class A1A, 144A	5.568	(cc)	05/25/55	14,833	14,959,444
GS Mortgage-Backed Securities Trust,
Series 2024-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.956	(c)	08/25/54	3,968	3,979,915
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.856	(c)	01/25/55	4,366	4,377,661
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.356	(c)	01/25/55	3,600	3,609,741
JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.489	(c)	05/20/54	685	689,910
Series 2024-HE02, Class M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.089	(c)	10/20/54	1,800	1,804,748
Series 2025-CES05, Class A3, 144A	5.548	(cc)	02/25/56	3,023	3,022,964
NLT Trust,
Series 2025-CES01, Class A1, 144A	5.038	(cc)	08/25/60	4,200	4,194,091
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591	(cc)	05/25/44	2,039	2,072,126
Series 2024-CES04, Class A1A, 144A	6.147	(cc)	06/25/44	2,574	2,608,448
Series 2024-CES08, Class A2, 144A	5.659	(cc)	11/25/44	4,700	4,728,320
Series 2024-CES08, Class A3, 144A	5.908	(cc)	11/25/44	1,900	1,911,262
Series 2024-CES09, Class A1A, 144A	5.582	(cc)	12/25/44	1,807	1,826,342
Series 2024-CES09, Class A2, 144A	5.830	(cc)	12/25/44	6,700	6,775,695
Series 2025-CES01, Class A2, 144A	5.913	(cc)	01/25/45	8,250	8,361,801
Series 2025-CES02, Class A1A, 144A	5.503	(cc)	02/25/55	3,806	3,840,763
Series 2025-CES04, Class A1A, 144A	5.811	(cc)	04/25/55	6,447	6,546,998
Series 2025-CES06, Class M1, 144A	6.158	(cc)	06/25/55	3,705	3,746,486
Towd Point Mortgage Trust,
Series 2023-CES01, Class A1A, 144A	6.750	(cc)	07/25/63	702	706,994
Series 2023-CES02, Class A1A, 144A	7.294	(cc)	10/25/63	1,113	1,130,187
Series 2024-CES03, Class A1, 144A	6.290	(cc)	05/25/64	2,717	2,751,466
Series 2024-CES03, Class M1, 144A	6.811	(cc)	05/25/64	1,100	1,120,914
Series 2024-CES04, Class A1, 144A	5.122	(cc)	09/25/64	2,465	2,467,206
Series 2024-CES05, Class A2, 144A	5.202	(cc)	09/25/64	2,289	2,289,231
Series 2024-CES05, Class M1, 144A	5.601	(cc)	09/25/64	4,855	4,877,234
Series 2025-CES01, Class A2, 144A	5.926	(cc)	02/25/55	9,000	9,145,685
Series 2025-CES01, Class M1, 144A	6.076	(cc)	02/25/55	6,500	6,604,825
Series 2025-CES01, Class M2A, 144A	6.574	(cc)	02/25/55	4,800	4,887,933
Series 2025-CES01, Class M2B, 144A	6.872	(cc)	02/25/55	4,000	4,072,634
Series 2025-CES02, Class A1, 144A	5.348	(cc)	07/25/65	21,105	21,240,705
Series 2025-CES03, Class A2, 144A	5.617	(cc)	08/25/65	4,000	4,026,380
Series 2025-CRM01, Class A1, 144A	5.799	(cc)	01/25/65	8,241	8,334,844
Series 2025-FIX01, Class A1, 144A	4.968	(cc)	07/25/45	5,000	4,997,440

					192,596,188

Other 4.0%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.724	(c)	10/16/28	2,700	2,707,721
GoodLeap Home Improvement Solutions Trust,
Series 2025-01A, Class A, 144A	5.380		02/20/49	5,334	5,411,178
Series 2025-02A, Class A, 144A	5.320		06/20/49	6,209	6,278,169

See Notes to Financial Statements.

PGIM Securitized Credit Fund 7

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Other (cont’d.)

GoodLeap Sustainable Home Solutions Trust,
Series 2023-02GS, Class A, 144A	5.700%		05/20/55		4,334		$4,023,923
Series 2023-03C, Class A, 144A	6.500		07/20/55		406		395,285
Series 2023-04C, Class A, 144A	6.480		03/20/57		831		815,161
Series 2024-01GS, Class A, 144A	6.250		06/20/57		2,040		1,981,814
Invitation Homes Trust,
Series 2024-SFR01, Class B, 144A	4.000		09/17/41		1,800		1,746,301
Series 2024-SFR01, Class C, 144A	4.250		09/17/41		2,400		2,333,047
Kapitus Asset Securitization V LLC,
Series 2025-01A, Class A, 144A	5.460		04/10/32		4,500		4,511,012
OnDeck Asset Securitization IV LLC,
Series 2025-01A, Class A, 144A	5.080		04/19/32		4,800		4,810,934
PK Alift Loan Funding 6 LP,
Series 2025-01, Class A, 144A	5.365		11/15/42		10,825		10,892,225
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	7.069	(c)	12/25/27		5,200		5,234,059
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720		04/20/40		166		174,057
Sunrun Bacchus Issuer LLC,
Series 2025-01A, Class A1, 144A	5.990		04/30/60		6,502		6,538,035
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490		10/30/59		549		536,527
Series 2024-03A, Class A2, 144A	5.880		10/30/59		2,084		2,005,468
Tricon Residential Trust,
Series 2025-SFR01, Class B, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.500	(c)	03/17/42		4,400		4,406,252
Series 2025-SFR01, Class C, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.750	(c)	03/17/42		4,250		4,259,054
U.S. Bank NA,
Series 2025-SUP01, Class B, 144A	5.582		02/25/32		14,322		14,330,862
US Bank C&I Credit-Linked Notes,
Series 2025-SUP02, Class C, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.286	(c)	09/25/32		6,500		6,506,598
Wireless PropCo Funding LLC,
Series 2025-01A, Class A2, 144A	4.070		06/25/55		6,000		5,804,278

							95,701,960

Residential Mortgage-Backed Securities 1.2%

PRET LLC,
Series 2025-NPL02, Class A1, 144A	5.835	(cc)	03/25/55		5,946		5,970,330
Series 2025-NPL03, Class A1, 144A	6.708	(cc)	04/25/55		11,264		11,365,570
Series 2025-NPL05, Class A1, 144A	6.244	(cc)	05/25/55		7,097		7,150,850
Series 2025-NPL07, Class A1, 144A	5.657	(cc)	07/25/55		3,912		3,924,034
TFS (Spain),
Series 2018-03^	0.000	(s)	04/16/40	EUR	—	(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.127	(c)	03/15/26	EUR	150		132,523

							28,543,308

Student Loans 0.0%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	7.106	(c)	06/25/47		685		698,321
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class R, 144A	0.000		10/25/48		763		299,744

							998,065

TOTAL ASSET-BACKED SECURITIES
(cost $1,395,103,291)							1,430,656,684

COMMERCIAL MORTGAGE-BACKED SECURITIES 20.6%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A(x)	3.203	(cc)	05/15/35		520		468,000

See Notes to Financial Statements.

8

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
20 Times Square Trust, (cont’d.)
Series 2018-20TS, Class G, 144A(x)	3.203	%(cc)	05/15/35	200	$173,000
Series 2018-20TS, Class H, 144A(x)	3.203	(cc)	05/15/35	100	84,000
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.894	(c)	06/15/40	7,860	7,899,300
Series 2025-OANA, Class C, 144A, 1 Month SOFR + 2.092% (Cap N/A, Floor 2.092%)	6.243	(c)	06/15/40	6,500	6,552,792
ARES Trust,
Series 2025-IND03, Class C, 144A, 1 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.250	(c)	04/15/42	3,640	3,642,275
Series 2025-IND03, Class D, 144A, 1 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.700	(c)	04/15/42	8,050	8,055,031
BANK,
Series 2021-BN38, Class A1	1.274		12/15/64	265	260,149
BANK5,
Series 2023-05YR03, Class XD, IO, 144A	3.559	(cc)	09/15/56	9,000	760,110
Series 2023-05YR04, Class XD, IO, 144A	3.858	(cc)	12/15/56	4,500	417,097
Series 2024-05YR08, Class XD, IO, 144A	3.000	(cc)	08/15/57	13,643	1,221,193
Series 2025-05YR15, Class XD, IO, 144A	2.731	(cc)	07/15/58	16,932	1,827,120
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class B, 144A	3.189		08/14/36	100	96,447
Series 2016-ETC, Class C, 144A	3.391		08/14/36	100	95,019
Series 2016-ETC, Class E, 144A	3.729	(cc)	08/14/36	250	230,446
Series 2018-CHRS, Class B, 144A	4.409	(cc)	08/05/38	1,000	930,376
Series 2018-CHRS, Class C, 144A	4.409	(cc)	08/05/38	1,000	909,031
Series 2018-CHRS, Class D, 144A	4.409	(cc)	08/05/38	990	887,320
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	6.405	(c)	10/15/37	7,660	7,657,606
Series 2024-05C25, Class XD, IO, 144A	3.376	(cc)	03/15/57	14,404	1,309,227
Series 2024-5C31, Class XD, IO, 144A	2.559	(cc)	12/15/57	26,275	2,275,552
Series 2024-C24, Class XB, IO	1.571	(cc)	02/15/57	5,200	461,747
Benchmark Mortgage Trust,
Series 2024-V06, Class XD, IO	3.502	(cc)	03/15/57	8,634	844,298
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	6.739	(c)	07/15/41	3,900	3,890,250
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	7.839	(c)	08/15/26	5,219	5,205,946
BLP Commercial Mortgage Trust,
Series 2025-IND, Class D, 144A, 1 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.400	(c)	03/15/42	10,759	10,705,205
BMO Mortgage Trust,
Series 2023-05C02, Class XD, IO, 144A	2.485	(cc)	11/15/56	9,500	569,694
Series 2024-05C03, Class XD, IO, 144A	3.088	(cc)	02/15/57	12,604	1,052,626
Series 2024-05C04, Class XD, IO, 144A	3.002	(cc)	05/15/57	5,500	444,122
Series 2024-05C05, Class XD, IO, 144A	2.711	(cc)	02/15/57	18,900	1,508,774
Series 2024-05C08, Class XD, IO, 144A	2.286	(cc)	12/15/57	9,929	763,453
BPR Commercial Mortgage Trust,
Series 2024-PARK, Class C, 144A	6.389	(cc)	11/05/39	1,630	1,670,959
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month SOFR + 1.264% (Cap N/A, Floor 1.150%)	5.415	(c)	09/15/38	355	353,683
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	5.965	(c)	09/15/38	3,050	3,042,455
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)	6.615	(c)	09/15/38	761	759,117
Series 2023-BRK02, Class C, 144A	8.630	(cc)	10/05/38	2,000	2,090,858
Series 2024-PMDW, Class C, 144A	5.850	(cc)	11/05/41	1,200	1,209,395
Series 2024-PMDW, Class XIO, IO, 144A	0.208	(cc)	11/05/41	149,625	1,007,485
BSTN Commercial Mortgage Trust,
Series 2025-01C, Class A, 144A	5.548	(cc)	06/15/44	8,000	8,209,750
Series 2025-01C, Class B, 144A	5.947	(cc)	06/15/44	3,850	3,966,241
Series 2025-01C, Class C, 144A	6.444	(cc)	06/15/44	2,775	2,852,241
Series 2025-01C, Class D, 144A	6.941	(cc)	06/15/44	2,875	2,906,875
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.764	(c)	11/15/38	1,807	1,806,533
Series 2021-XL02, Class B, 144A, 1 Month SOFR + 1.112% (Cap N/A, Floor 0.998%)	5.262	(c)	10/15/38	4,761	4,756,237
Series 2021-XL02, Class D, 144A, 1 Month SOFR + 1.511% (Cap N/A, Floor 1.397%)	5.661	(c)	10/15/38	2,293	2,289,634
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.190	(c)	01/17/39	1,010	1,006,489
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.643	(c)	10/15/41	2,878	2,882,037
Series 2024-AIR02, Class B, 144A, 1 Month SOFR + 1.792% (Cap N/A, Floor 1.792%)	5.943	(c)	10/15/41	2,973	2,979,963
Series 2024-AIR02, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.392	(c)	10/15/41	1,247	1,251,221

See Notes to Financial Statements.

PGIM Securitized Credit Fund 9

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.841	%(c)	08/15/39		3,838	$3,845,597
Series 2024-AIRC, Class D, 144A, 1 Month SOFR + 3.089% (Cap N/A, Floor 3.089%)	7.239	(c)	08/15/39		4,737	4,748,965
Series 2024-MDHS, Class C, 144A, 1 Month SOFR + 2.041% (Cap N/A, Floor 2.041%)	6.191	(c)	05/15/41		1,521	1,522,731
Series 2024-PURE, Class C, 144A, CAONREPO + 3.050% (Cap N/A, Floor 3.050%)	5.811	(c)	11/15/41	CAD	1,918	1,380,280
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.530	(c)	08/15/42		4,791	4,795,916
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.800	(c)	08/15/42		7,666	7,683,049
Series 2025-BCAT, Class E, 144A, 1 Month SOFR + 3.500% (Cap N/A, Floor 3.500%)	7.650	(c)	08/15/42		9,200	9,219,658
Series 2025-COPT, Class C, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.650	(c)	08/15/42		9,100	9,105,688
Series 2025-COPT, Class D, 144A, 1 Month SOFR + 3.250% (Cap N/A, Floor 3.250%)	7.400	(c)	08/15/42		3,000	3,001,875
Series 2025-SPOT, Class D, 144A, 1 Month SOFR + 2.492% (Cap N/A, Floor 2.492%)	6.642	(c)	04/15/40		9,434	9,434,231
Series 2025-SPOT, Class E, 144A, 1 Month SOFR + 3.690% (Cap N/A, Floor 3.690%)	7.840	(c)	04/15/40		9,983	9,983,313
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class B, 144A, CAONREPO + 2.500% (Cap N/A, Floor 2.500%)	5.261	(c)	11/15/41	CAD	1,918	1,380,200
BX Trust,
Series 2019-OC11, Class D, 144A	4.075	(cc)	12/09/41		5,936	5,613,952
Series 2019-OC11, Class E, 144A	4.075	(cc)	12/09/41		9,700	8,936,322
Series 2021-ARIA, Class C, 144A, 1 Month SOFR + 1.760% (Cap N/A, Floor 1.646%)	5.910	(c)	10/15/36		2,669	2,668,166
Series 2021-ARIA, Class D, 144A, 1 Month SOFR + 2.010% (Cap N/A, Floor 1.895%)	6.160	(c)	10/15/36		3,370	3,370,000
Series 2021-ARIA, Class E, 144A, 1 Month SOFR + 2.359% (Cap N/A, Floor 2.245%)	6.509	(c)	10/15/36		8,500	8,500,000
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.850	(c)	01/15/39		10,250	10,237,187
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	6.240	(c)	03/15/41		4,125	4,126,289
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	6.291	(c)	06/15/41		6,400	6,404,000
Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.150	(c)	02/15/35		10,000	10,000,000
Series 2025-LUNR, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.150	(c)	06/15/40		3,249	3,257,111
Series 2025-LUNR, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.650	(c)	06/15/40		1,338	1,341,582
Series 2025-ROIC, Class D, 144A, 1 Month SOFR + 1.993% (Cap N/A, Floor 1.993%)	6.143	(c)	03/15/30		4,981	4,968,124
Series 2025-ROIC, Class E, 144A, 1 Month SOFR + 2.941% (Cap N/A, Floor 2.941%)	7.091	(c)	03/15/30		6,475	6,485,016
Series 2025-TAIL, Class E, 144A, 1 Month SOFR + 3.300% (Cap N/A, Floor 3.300%)	7.450	(c)	06/15/35		9,430	9,426,060
Commercial Mortgage Trust,
Series 2024-277P, Class X, IO, 144A	0.894	(cc)	08/10/44		16,500	420,003
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A	3.304		09/15/37		2,679	2,461,638
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class XB, IO	0.250	(cc)	11/15/48		25,076	163
Durst Commercial Mortgage Trust,
Series 2025-151, Class C, 144A	6.018	(cc)	08/10/42		2,745	2,786,801
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35		350	347,949
ELM Trust,
Series 2024-ELM, Class D10, 144A	6.847	(cc)	06/10/39		1,830	1,840,265
Series 2024-ELM, Class D15, 144A	6.897	(cc)	06/10/39		2,750	2,765,831
Fashion Show Mall LLC,
Series 2024-SHOW, Class A, 144A	5.274	(cc)	10/10/41		500	507,146
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.825	(cc)	11/25/25		458	69
Series K058, Class X1, IO	1.023	(cc)	08/25/26		3,315	18,659
FREMF Mortgage Trust,
Series 2019-K735, Class X2A, IO, 144A	0.100		05/25/26		89,449	24,357
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)	7.815	(c)	10/15/36		1,950	1,923,572
Series 2021-IP, Class F, 144A, 1 Month SOFR + 4.664% (Cap N/A, Floor 4.550%)	8.815	(c)	10/15/36		140	137,974
Series 2024-RVR, Class B, 144A	5.723	(cc)	08/10/41		8,000	8,074,367
Series 2025-800D, Class A, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.786	(c)	11/25/41		3,590	3,595,087
Hudson Yards Mortgage Trust,
Series 2025-SPRL, Class D, 144A	6.551	(cc)	01/13/40		5,400	5,615,280
Series 2025-SPRL, Class E, 144A	6.901	(cc)	01/13/40		1,070	1,108,228
ILPT Commercial Mortgage Trust,
Series 2025-LPF02, Class B, 144A	5.722	(cc)	07/13/42		3,250	3,304,260
IP Mortgage Trust,
Series 2025-IP, Class D, 144A	6.525	(cc)	06/10/42		2,830	2,872,938
Series 2025-IP, Class E, 144A	7.074	(cc)	06/10/42		2,160	2,196,559

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C33, Class XB, IO	0.539%(cc)	12/15/48		1,620	$784
Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.934(c)	08/17/33	EUR	98	115,403
LBA Trust,
Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	6.740(c)	06/15/39		3,120	3,120,000
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month SOFR + 0.915% (Cap N/A, Floor 0.801%)	5.065(c)	04/15/38		288	287,506
Series 2021-MHC, Class F, 144A, 1 Month SOFR + 2.715% (Cap N/A, Floor 2.601%)	6.865(c)	04/15/38		1,366	1,366,454
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XB, IO, 144A	0.093(cc)	03/15/48		9,770	98
Series 2025-5C1, Class XD, IO, 144A	2.859(cc)	03/15/58		14,216	1,454,999
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.557(c)	03/15/39		7,250	7,247,734
New York City Housing Development Corp.,
Series 2024-08SPR, Class A	5.458	12/15/43		4,800	4,918,160
NRTH Commercial Mortgage Trust,
Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.543(c)	10/15/40		4,900	4,887,412
Series 2025-PARK, Class B, 144A, 1 Month SOFR + 1.643% (Cap N/A, Floor 1.643%)	5.793(c)	10/15/40		4,000	3,989,727
Series 2025-PARK, Class C, 144A, 1 Month SOFR + 2.192% (Cap N/A, Floor 2.192%)	6.342(c)	10/15/40		9,200	9,177,000
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class E, 144A, 1 Month SOFR + 3.540% (Cap N/A, Floor 3.540%)	7.690(c)	02/15/42		10,000	9,993,365
Series 2025-300P, Class D, 144A	6.161(cc)	07/13/42		800	806,008
ONE Mortgage Trust,
Series 2021-PARK, Class A, 144A, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.964(c)	03/15/36		5,000	4,928,544
Series 2021-PARK, Class B, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.214(c)	03/15/36		1,500	1,457,590
Series 2021-PARK, Class C, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)	5.364(c)	03/15/36		1,000	953,393
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.764(c)	03/15/36		850	801,374
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	6.014(c)	03/15/36		400	372,857
One New York Plaza Trust,
Series 2020-01NYP, Class AJ, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.515(c)	01/15/36		600	578,998
ROCK Trust,
Series 2024-CNTR, Class E, 144A	8.819	11/13/41		15,500	16,222,229
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	6.216(c)	01/23/32	GBP	1,961	2,649,380
SCG Commercial Mortgage Trust,
Series 2025-DLFN, Class E, 144A, 1 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.100(c)	03/15/35		9,825	9,818,859
SCG Trust,
Series 2025-SNIP, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	6.150(c)	09/15/30		4,500	4,502,811
Series 2025-SNIP, Class D, 144A, 1 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)	6.850(c)	09/15/30		3,000	3,006,559
Series 2025-SNIP, Class E, 144A, 1 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	7.650(c)	09/15/30		2,500	2,506,223
SLG Office Trust,
Series 2021-OVA, Class E, 144A	2.851	07/15/41		4,000	3,391,366
SREIT Trust,
Series 2021-MFP, Class F, 144A, 1 Month SOFR + 2.739% (Cap N/A, Floor 2.625%)	6.890(c)	11/15/38		218	217,894
Taurus DAC (United Kingdom),
Series 2021-UK04A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	6.086(c)	08/17/31	GBP	160	215,541
Series 2025-UK03A, Class D, 144A, SONIA + 2.800% (Cap N/A, Floor 0.000%)	6.875(c)	07/20/35	GBP	1,650	2,211,629
Series 2025-UK03A, Class E, 144A, SONIA + 3.800% (Cap N/A, Floor 0.000%)	7.876(c)	07/20/35	GBP	1,500	2,003,906
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class C, 144A, 1 Month SOFR + 1.992% (Cap N/A, Floor 1.992%)	6.142(c)	12/15/39		4,920	4,932,300
UK Logistics DAC (United Kingdom),
Series 2024-01A, Class B, 144A, SONIA + 2.550% (Cap N/A, Floor 2.550%)	6.536(c)	05/17/34	GBP	1,850	2,500,978
VNDO Trust,
Series 2016-350P, Class D, 144A	4.033(cc)	01/10/35		10,475	10,260,092
Series 2016-350P, Class E, 144A	4.033(cc)	01/10/35		4,000	3,849,300
WCORE Commercial Mortgage Trust,
Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	6.391(c)	11/15/41		4,000	4,011,250
Series 2024-CORE, Class D, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.090(c)	11/15/41		8,000	8,025,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.561(cc)	12/15/48		6,400	2,887
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)	6.665(c)	05/15/31		1,100	1,097,339

See Notes to Financial Statements.

PGIM Securitized Credit Fund 11

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)	7.765%(c)	05/15/31	690	$688,330
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.765(c)	05/15/31	1,000	1,002,172
Series 2024-01CHI, Class D, 144A	6.932(cc)	07/15/35	3,200	3,235,112
Series 2024-01CHI, Class E, 144A	7.827(cc)	07/15/35	3,500	3,545,518
Series 2024-5C1, Class XD, IO, 144A	2.863(cc)	07/15/57	13,169	1,138,558
Series 2024-GRP, Class B, 144A, 1 Month SOFR + 2.291% (Cap N/A, Floor 2.291%)	6.441(c)	10/15/41	2,850	2,859,430
Series 2024-GRP, Class C, 144A, 1 Month SOFR + 2.940% (Cap N/A, Floor 2.940%)	7.090(c)	10/15/41	4,650	4,654,519
Series 2025-B33RP, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.500(c)	08/15/42	9,250	9,249,952
Series 2025-B33RP, Class C, 144A, 1 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.150(c)	08/15/42	4,500	4,497,044
Series 2025-B33RP, Class D, 144A, 1 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	6.650(c)	08/15/42	10,800	10,790,664
WHARF Commercial Mortgage Trust,
Series 2025-DC, Class D, 144A	6.833(cc)	07/15/40	5,690	5,841,994
Series 2025-DC, Class E, 144A	7.982(cc)	07/15/40	6,000	6,100,424

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $497,616,500)				499,161,503

FLOATING RATE AND OTHER LOANS 0.0%

Auto Parts & Equipment 0.0%
Tenneco, Inc.,
Term B Loan, 1 Month SOFR + 5.000%	9.304(c)	11/17/28	350	342,222

Electric 0.0%
Heritage Power LLC,
Term Loan, 1 Month SOFR + 5.500%^	9.502(c)	07/20/28	14	13,576

Entertainment 0.0%
Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.500%	9.946(c)	02/10/27	288	203,168

Internet 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28	23	19,662

TOTAL FLOATING RATE AND OTHER LOANS
(cost $637,214)				578,628

RESIDENTIAL MORTGAGE-BACKED SECURITIES 20.0%
Anchor Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.718(cc)	05/25/40	3,300	3,316,535
Angel Oak Mortgage Trust,
Series 2025-03, Class A1, 144A	5.420(cc)	03/25/70	9,261	9,322,147
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)	8.308(c)	07/01/26	408	409,644
Bellemeade Re Ltd.,
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 3.200% (Cap N/A, Floor 3.150%)	7.556(c)	08/25/34	4,600	4,644,860
BRAVO Residential Funding Trust,
Series 2025-NQM02, Class A1, 144A	5.678(cc)	11/25/64	3,582	3,616,292
Series 2025-NQM05, Class A3, 144A	5.800(cc)	02/25/65	1,285	1,291,706
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65	19,009	19,114,110
Series 2025-NQM09, Class A3, 144A	5.551(cc)	09/25/65	5,000	4,999,604
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,275	3,252,194
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	6,721	6,788,798
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A2, 144A	4.228(cc)	02/25/63	593	526,051
Series 2024-RP02, Class B1, 144A	4.220(cc)	02/25/63	180	140,782
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	47,413
Series 2024-RP02, Class B3, PO, 144A	11.314(s)	02/25/63	165	21,568
Series 2024-RP02, Class B4, PO, 144A	14.669(s)	02/25/63	298	26,020
Series 2024-RP02, Class M1, 144A	4.228(cc)	02/25/63	399	339,268

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class M2, 144A	2.138%(cc)	02/25/63		304	$247,016
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63		9	7,877
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63		8,838	884
Series 2025-RP01, Class A1, 144A	4.025(cc)	01/25/64		5,079	4,793,789
Series 2025-RP01, Class A2, 144A	4.025(cc)	01/25/64		232	176,553
Series 2025-RP01, Class B1, 144A	4.191(cc)	01/25/64		93	55,389
Series 2025-RP01, Class B2, 144A	4.191(cc)	01/25/64		59	31,477
Series 2025-RP01, Class B3, 144A	4.191(cc)	01/25/64		74	33,192
Series 2025-RP01, Class B4, 144A	4.191(cc)	01/25/64		71	26,659
Series 2025-RP01, Class M1, 144A	4.025(cc)	01/25/64		198	140,501
Series 2025-RP01, Class M2, 144A	4.025(cc)	01/25/64		124	83,264
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64		11	9,579
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64		5,930	593
COLT Mortgage Loan Trust,
Series 2025-03, Class A1, 144A	5.352(cc)	03/25/70		7,698	7,740,130
Series 2025-05, Class M1, 144A	6.296(cc)	05/25/70		2,100	2,138,216
Series 2025-08, Class M1, 144A	6.206(cc)	08/25/70		3,012	3,035,077
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70		6,531	6,596,413
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.456(c)	10/25/41		650	662,264
Series 2021-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	10.356(c)	10/25/41		4,000	4,150,926
Series 2022-R01, Class 1B2, 144A, 30 Day Average SOFR + 6.000% (Cap N/A, Floor 0.000%)	10.356(c)	12/25/41		1,300	1,357,648
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.606(c)	03/25/42		3,000	3,204,390
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.606(c)	03/25/42		620	655,594
Series 2022-R07, Class 1B1, 144A, 30 Day Average SOFR + 6.800% (Cap N/A, Floor 0.000%)	11.156(c)	06/25/42		5,800	6,334,702
Series 2022-R08, Class 1B1, 144A, 30 Day Average SOFR + 5.600% (Cap N/A, Floor 0.000%)	9.956(c)	07/25/42		3,520	3,773,340
Series 2023-R02, Class 1B1, 144A, 30 Day Average SOFR + 5.550% (Cap N/A, Floor 0.000%)	9.906(c)	01/25/43		8,000	8,660,000
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.456(c)	06/25/43		600	623,250
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/44		1,750	1,757,385
Series 2024-R06, Class 1B1, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.406(c)	09/25/44		2,300	2,303,588
Series 2025-R03, Class 2M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	6.606(c)	03/25/45		3,000	3,048,750
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A	5.356(cc)	03/25/70		7,657	7,700,424
Series 2025-H04, Class A2, 144A	5.778(cc)	06/25/70		5,238	5,281,170
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		16,179	16,152,926
EFMT,
Series 2025-INV01, Class A1, 144A	5.626(cc)	03/25/70		7,241	7,292,852
Series 2025-INV03, Class M1, 144A	6.171(cc)	07/25/70		10,000	10,098,582
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.356(c)	12/25/50		750	801,286
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)	5.706(c)	01/25/45		5,300	5,276,836
INCREF LLC,
Series 2025-FL01, Class A, 144A, 1 Month SOFR + 1.728% (Cap N/A, Floor 1.728%)	5.862(c)	10/19/42		9,000	9,005,235
JPMorgan Mortgage Trust,
Series 2025-CES01, Class A1, 144A	5.666(cc)	05/25/55		5,723	5,768,361
Series 2025-NQM02, Class A2, 144A	5.770(cc)	09/25/65		6,746	6,796,921
Series 2025-VIS02, Class A1, 144A	5.385(cc)	01/25/63		7,916	7,981,674
Series 2025-VIS02, Class A3, 144A	5.739(cc)	01/25/63		4,947	4,978,235
Series 2025-VIS02, Class M1, 144A	6.204(cc)	01/25/63		4,943	4,974,266
Series 2025-VIS03, Class A1, 144A	5.062(cc)	02/25/66		3,300	3,302,298
Kinbane DAC (Ireland),
Series 2024-RPL2A, Class C, 144A, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.543(c)	01/24/63	EUR	1,900	2,223,378
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		20,068	20,047,014
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		7,733	7,784,052
Series 2024-RTL05, Class A1, 144A	5.323(cc)	09/25/39		4,000	4,015,490
Series 2025-RTL01, Class A1, 144A	5.652(cc)	01/25/40		7,400	7,451,847
Series 2025-RTL02, Class A1, 144A	5.612(cc)	04/25/40		2,000	2,019,089
Series 2025-RTL03, Class M1, 144A	6.891(cc)	08/25/40		1,500	1,507,229

See Notes to Financial Statements.

PGIM Securitized Credit Fund 13

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Lugo Funding DAC (Spain),
Series 2024-01A, Class C, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.026%(c)	05/26/66	EUR	3,535	$4,046,402
MFA Trust,
Series 2025-NQM01, Class A1, 144A	5.441(cc)	03/25/70		4,545	4,569,326
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM02, Class A1, 144A	5.627(cc)	01/25/70		9,350	9,429,722
Series 2025-NQM07, Class A1, 144A	4.984(cc)	09/25/70		9,900	9,878,361
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		12,696	12,842,672
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,423	1,434,730
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,443	2,460,977
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		19,341	150,635
Series 2025-INV01, Class B1, 144A	6.596(cc)	02/25/70		750	743,929
Series 2025-INV01, Class B2, 144A	6.596(cc)	02/25/70		590	566,303
Series 2025-INV01, Class B3, 144A	6.596(cc)	02/25/70		370	336,030
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,083,014
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		19,341	435,181
NYMT Loan Trust,
Series 2025-INV02, Class A1, 144A	5.000(cc)	10/25/60		7,500	7,495,320
OBX Trust,
Series 2024-NQM12, Class M1, 144A	5.933(cc)	07/25/64		4,000	4,004,368
Series 2025-NQM02, Class A1, 144A	5.597(cc)	11/25/64		3,427	3,457,991
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		7,007	7,078,983
Series 2025-NQM04, Class A1, 144A	5.400(cc)	02/25/55		7,484	7,534,354
Series 2025-NQM10, Class M1, 144A	6.042(cc)	05/25/65		3,800	3,831,280
Series 2025-NQM11, Class M1, 144A	6.149(cc)	05/25/65		10,000	10,090,957
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.856(c)	05/25/33		4,789	4,846,211
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.690(c)	03/29/27		5,430	5,486,247
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.440(c)	09/27/28		2,040	2,063,500
PRET Trust,
Series 2025-NPL01, Class A1, 144A	6.063(cc)	02/25/55		6,808	6,833,665
PRPM LLC,
Series 2024-05, Class A1, 144A	5.689(cc)	09/25/29		1,753	1,753,411
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		2,342	2,343,283
Series 2024-RCF06, Class A3, 144A	4.000(cc)	10/25/64		700	667,320
Series 2025-02, Class A1, 144A	6.469(cc)	05/25/30		4,878	4,895,737
Series 2025-04, Class A1, 144A	6.179(cc)	06/25/30		6,953	6,969,153
Series 2025-RCF01, Class A2, 144A	4.500(cc)	02/25/55		1,400	1,369,996
Series 2025-RCF01, Class A3, 144A	4.500(cc)	02/25/55		1,766	1,712,287
Series 2025-RCF03, Class A1, 144A	5.250(cc)	07/25/55		7,220	7,269,851
Series 2025-RCF03, Class A3, 144A	5.250(cc)	07/25/55		876	871,124
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		10,285	10,079,738
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,987	1,899,356
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		1,172	1,106,221
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		1,144	1,052,915
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		402	364,233
PRPM Trust,
Series 2025-NQM01, Class A1, 144A	5.802(cc)	11/25/69		6,296	6,362,956
Radnor Re Ltd.,
Series 2024-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.356(c)	09/25/34		422	421,904
Series 2024-01, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.256(c)	09/25/34		2,900	2,922,367
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A	6.435(cc)	05/25/30		6,132	6,146,329
Roc Mortgage Trust,
Series 2025-RTL01, Class A1, 144A	5.625(cc)	02/25/40		8,800	8,834,566
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM01, Class A1, 144A	5.545(cc)	01/25/65		8,113	8,163,693
Series 2025-NQM05, Class A1, 144A	5.067(cc)	08/25/65		6,500	6,495,960
VCAT LLC,
Series 2025-NPL03, Class A1, 144A	5.889(cc)	02/25/55		4,435	4,440,066

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307%(cc)	03/25/70	7,606	$7,646,797
Series 2025-05, Class M1, 144A	6.014(cc)	06/25/70	4,500	4,528,908
Series 2025-06, Class A1, 144A	5.417(cc)	07/25/70	6,014	6,060,531
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70	7,513	7,579,506

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $479,703,695)				482,622,969

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes(k)	3.500	09/30/26	250	249,482
U.S. Treasury Notes(k)	4.125	01/31/27	550	552,986
U.S. Treasury Notes(h)(k)	4.250	11/30/26	1,700	1,710,160
U.S. Treasury Notes(h)	4.250	12/31/26	540	543,502

TOTAL U.S. TREASURY OBLIGATIONS
(cost $3,039,777)				3,056,130

			Shares

AFFILIATED EXCHANGE-TRADED FUND 1.6%
PGIM AAA CLO ETF
(cost $37,084,176)(wa)			725,000	37,337,500

COMMON STOCKS 0.0%

Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)			3,163	32,421

Oil, Gas & Consumable Fuels 0.0%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*(x)			81	5,214
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*(x)			1,852	119,223
Heritage Power LLC, Litigation Trust Interests*^(x)			2,132	1,066

				125,503

TOTAL COMMON STOCKS
(cost $28,534)				157,924

			Units

WARRANTS* 0.0%

Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)			5,916	—

TOTAL LONG-TERM INVESTMENTS
(cost $2,413,213,187)				2,453,571,338

			Shares

SHORT-TERM INVESTMENTS 0.9%

AFFILIATED MUTUAL FUND 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)
(cost $21,281,330)(wa)			21,281,330	21,281,330

See Notes to Financial Statements.

PGIM Securitized Credit Fund 15

Schedule of Investments (continued)

as of September 30, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.0%
U.S. Treasury Bills
(cost $596,083)	4.223%	11/28/25	600	$596,135

TOTAL SHORT-TERM INVESTMENTS
(cost $21,877,413)				21,877,465

TOTAL INVESTMENTS 102.4%
(cost $2,435,090,600)				2,475,448,803
Liabilities in excess of other assets(z) (2.4)%				(57,304,211)

NET ASSETS 100.0%				$2,418,144,592

Below is a list of the abbreviation(s) used in the annual report:

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BARC—Barclays Bank PLC

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

FREMF—Freddie Mac Mortgage Trust

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

M—Monthly payment frequency for swaps

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PO—Principal Only

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $602,406 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

16

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust,
Series 2018-20TS, Class H, 144A, 3.203%(cc), 05/15/35	06/28/19	$94,181	$84,000	0.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A, 3.203%(cc), 05/15/35	06/28/19-08/26/20	184,522	173,000	0.0
20 Times Square Trust,
Series 2018-20TS, Class F, 144A, 3.203%(cc), 05/15/35	08/26/20-04/07/22	483,088	468,000	0.0
Diamond Sports Group LLC*	01/02/25	8,280	32,421	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	—	0.0
Heritage Power LLCExit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	11/21/23	—	5,214	0.0
Heritage Power LLCExit Financing Participation Shares & Backstop Shares*	11/21/23	19,188	119,223	0.0
Heritage Power LLCLitigation Trust Interests*^	11/21/23	1,066	1,066	0.0

Total		$790,325	$882,924	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
565	3 Month CME SOFR	Dec. 2025	$135,539,969	$23,685
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	120,063	2,819

				26,504

Short Positions:
67	3 Month CME SOFR	Mar. 2026	16,132,763	(17,710)
1,710	2 Year U.S. Treasury Notes	Dec. 2025	356,361,329	(205,552)
5	5 Year Euro-Bobl	Dec. 2025	691,574	1,204
1,477	5 Year U.S. Treasury Notes	Dec. 2025	161,281,473	(155,118)
5	10 Year Euro-Bund	Dec. 2025	754,738	(52)
233	10 Year U.S. Treasury Notes	Dec. 2025	26,212,500	(102,479)
18	10 Year U.S. Ultra Treasury Notes	Dec. 2025	2,071,406	(24,868)
24	20 Year U.S. Treasury Bonds	Dec. 2025	2,798,250	(63,910)
1	Euro Schatz Index	Dec. 2025	125,600	210

				(568,275)

				$(541,771)

Forward foreign currency exchange contracts outstanding at September 30, 2025:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	MSI	GBP	7,032	$9,514,769	$9,457,921	$—	$ (56,848)
Canadian Dollar,
Expiring 10/02/25	MSI	CAD	4,000	2,895,190	2,874,459	—	(20,731)
Euro,
Expiring 10/02/25	JPM	EUR	334,337	392,719,333	392,577,086	—	(142,247)

				$405,129,292	$404,909,466	—	(219,826)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/02/25	MSI	GBP	7,032	$9,502,568	$9,457,922	$ 44,646	$—
Expiring 11/05/25	MSI	GBP	7,032	9,516,260	9,459,448	56,812	—

See Notes to Financial Statements.

PGIM Securitized Credit Fund 17

Schedule of Investments (continued)

as of September 30, 2025

Forward foreign currency exchange contracts outstanding at September 30, 2025 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 10/02/25	MSI	CAD	4,000	$2,898,183	$2,874,459	$23,724	$—
Expiring 11/05/25	MSI	CAD	4,000	2,899,872	2,879,344	20,528	—
Euro,
Expiring 10/02/25	BARC	EUR	9,179	10,736,797	10,777,528	—	(40,731)
Expiring 10/02/25	JPM	EUR	305,532	356,657,596	358,753,709	—	(2,096,113)
Expiring 10/02/25	MSI	EUR	11,705	13,802,603	13,743,594	59,009	—
Expiring 10/02/25	MSI	EUR	7,922	9,306,497	9,302,254	4,243	—
Expiring 11/05/25	GSI	EUR	2,339	2,753,859	2,752,124	1,735	—
Expiring 11/05/25	JPM	EUR	334,337	393,526,891	393,397,163	129,728	—
Expiring 11/05/25	SSB	EUR	2,400	2,821,068	2,824,525	—	(3,457)

				$814,422,194	$816,222,070	340,425	(2,140,301)

						$340,425	$(2,360,127)

Credit default swap agreement outstanding at September 30, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:

GS_24-PCA	08/02/27	1.650	%(M)	15,000	*	$20,059	$(5,420)	$25,479	GSI

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

18

Interest rate swap agreements outstanding at September 30, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
5,215	05/13/27	4.497	%(A)	1 DaySOFR(1)(A)/4.240%	$(1,662)	$(87,665)	$(86,003)
3,245	05/13/29	4.253	%(A)	1 DaySOFR(2)(A)/4.240%	2,858	99,213	96,355
92,400	05/11/30	4.150	%(A)	1 DaySOFR(1)(A)/4.240%	(1,503,868)	(3,005,612)	(1,501,744)

					$(1,502,672)	$(2,994,064)	$(1,491,392)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Reverse repurchase agreements:

During the year ended September 30, 2025, the Fund held reverse repurchase agreements during the period with an average value of $4,529,295 and a daily weighted average interest rate of 4.970%. At September 30, 2025, the Fund did not hold any reverse repurchase agreements.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$(5,420)	$25,479	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
JPS	$5,346,000	$1,641,369

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$28,340,724	$—
Collateralized Loan Obligations	—	995,717,849	—
Consumer Loans	—	69,868,811	—
Credit Cards	—	10,753,599	—
Equipment	—	8,136,180	—
Home Equity Loans	—	192,596,188	—
Other	—	95,701,960	—
Residential Mortgage-Backed Securities	—	28,410,784	132,524
Student Loans	—	998,065	—
Commercial Mortgage-Backed Securities	—	499,161,503	—
Floating Rate and Other Loans	—	565,052	13,576
Residential Mortgage-Backed Securities	—	482,187,788	435,181
U.S. Treasury Obligations	—	3,056,130	—
Affiliated Exchange-Traded Fund	37,337,500	—	—
Common Stocks	—	156,858	1,066

See Notes to Financial Statements.

PGIM Securitized Credit Fund 19

Schedule of Investments (continued)

as of September 30, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Warrants	$—	$—	$—
Short-Term Investments
Affiliated Mutual Fund	21,281,330	—	—
U.S. Treasury Obligation	—	596,135	—

Total	$58,618,830	$2,416,247,626	$582,347

Other Financial Instruments*
Assets
Futures Contracts	$27,918	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	340,425	—
OTC Credit Default Swap Agreement	—	—	20,059
Centrally Cleared Interest Rate Swap Agreement	—	96,355	—

Total	$27,918	$436,780	$20,059

Liabilities
Futures Contracts	$(569,689)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(2,360,127)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,587,747)	—

Total	$(569,689)	$(3,947,874)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2025 were as follows:

Collateralized Loan Obligations	41.2%
Residential Mortgage-Backed Securities	21.2
Commercial Mortgage-Backed Securities	20.6
Home Equity Loans	8.0
Other	4.0
Consumer Loans	2.9
Affiliated Exchange-Traded Fund	1.6
Automobiles	1.2
Affiliated Mutual Fund	0.9
Credit Cards	0.4
Equipment	0.3
U.S. Treasury Obligations	0.1
Student Loans	0.0	*
Auto Parts & Equipment	0.0	*

Entertainment	0.0	*%
Oil, Gas & Consumable Fuels	0.0	*
Interactive Media & Services	0.0	*
Internet	0.0	*
Electric	0.0	*

	102.4
Liabilities in excess of other assets	(2.4)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$ —	Premiums received for OTC swap agreements	$ 5,420
Credit contracts	Unrealized appreciation on OTC swap agreements	25,479	—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	340,425	Unrealized depreciation on OTC forward foreign currency exchange contracts	2,360,127

See Notes to Financial Statements.

20

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$27,918	*	Due from/to broker-variation margin futures	$569,689	*
Interest rate contracts	Due from/to broker-variation margin swaps	96,355	*	Due from/to broker-variation margin swaps	1,587,747	*

		$490,177			$4,522,983

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$209,021
Foreign exchange contracts	—	(19,870,648)	—
Interest rate contracts	(3,138,147)	—	179,845

Total	$(3,138,147)	$(19,870,648)	$388,866

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$2,606
Foreign exchange contracts	—	(2,312,721)	—
Interest rate contracts	(494,093)	—	(1,466,076)

Total	$(494,093)	$(2,312,721)	$(1,463,470)

For the year ended September 30, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$109,185,823
Futures Contracts - Short Positions (1)	364,750,906
Forward Foreign Currency Exchange Contracts - Purchased (2)	223,605,788
Forward Foreign Currency Exchange Contracts - Sold (2)	480,048,912
Interest Rate Swap Agreements (1)	65,608,000
Credit Default Swap Agreements - Sell Protection (1)	12,979,126

*	Average volume is based on average quarter end balances for the year ended September 30, 2025.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$ —	$ (40,731)	$ (40,731)	$ —	$ (40,731)

See Notes to Financial Statements.

PGIM Securitized Credit Fund 21

Schedule of Investments (continued)

as of September 30, 2025

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
GSI	$27,214	$(5,420)	$21,794	$—	$21,794
JPM	129,728	(2,238,360)	(2,108,632)	1,796,223	(312,409)
MSI	208,962	(77,579)	131,383	(131,383)	—
SSB	—	(3,457)	(3,457)	—	(3,457)

	$365,904	$(2,365,547)	$(1,999,643)	$1,664,840	$(334,803)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities

as of September 30, 2025

Assets

Investments at value:
Unaffiliated investments (cost $2,376,725,094)	$2,416,829,973
Affiliated investments (cost $58,365,506)	58,618,830
Cash	5,820
Foreign currency, at value (cost $14,247,858)	14,224,266
Cash segregated for counterparty - OTC	1,130,000
Dividends and interest receivable	16,518,015
Receivable for Fund shares sold	5,660,684
Deposit with broker for centrally cleared/exchange-traded derivatives	5,346,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	340,425
Unrealized appreciation on OTC swap agreements	25,479
Prepaid expenses and other assets	87,770

Total Assets	2,518,787,262

Liabilities

Payable for investments purchased	90,852,381
Payable for Fund shares purchased	6,076,921
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,360,127
Management fee payable	549,940
Accrued expenses and other liabilities	443,958
Due to broker—variation margin futures	237,996
Due to broker—variation margin swaps	78,257
Distribution fee payable	35,975
Premiums received for OTC swap agreements	5,420
Dividends and Distributions payable	1,152
Affiliated transfer agent fee payable	543

Total Liabilities	100,642,670

Net Assets	$2,418,144,592

Net assets were comprised of:
Shares of beneficial interest, at par	$247,716
Paid-in capital in excess of par	2,406,976,790
Total distributable earnings (loss)	10,920,086

Net assets, September 30, 2025	$2,418,144,592

See Notes to Financial Statements.

PGIM Securitized Credit Fund 23

Statement of Assets and Liabilities

as of September 30, 2025

Class A

Net asset value and redemption price per share, ($51,998,621 ÷ 5,326,564 shares of beneficial interest issued and outstanding)	$9.76
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.09

Class C

Net asset value, offering price and redemption price per share, ($32,051,906 ÷ 3,285,906 shares of beneficial interest issued and outstanding)	$9.75

Class Z

Net asset value, offering price and redemption price per share, ($2,314,490,507 ÷ 237,094,179 shares of beneficial interest issued and outstanding)	$9.76

Class R6

Net asset value, offering price and redemption price per share, ($19,603,558 ÷ 2,008,937 shares of beneficial interest issued and outstanding)	$9.76

See Notes to Financial Statements.

24

Statement of Operations

Year Ended September 30, 2025

Net Investment Income (Loss)

Income
Interest income	$95,354,544
Affiliated dividend income	5,471,878

Total income	100,826,422

Expenses
Management fee	10,089,846
Distribution fee(a)	263,705
Transfer agent’s fees and expenses (including affiliated expense of $4,405)(a)	2,172,892
Registration fees(a)	264,585
Shareholders’ reports	97,367
Custodian and accounting fees	95,550
Audit fee	66,499
Professional fees	48,961
Trustees’ fees	30,070
Miscellaneous	42,066

Total expenses	13,171,541
Less: Fee waiver and/or expense reimbursement(a)	(1,979,864)

Net expenses	11,191,677

Net investment income (loss)	89,634,745

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(32,842))	139,207
Affiliated net capital gain distributions received	13,556
Futures transactions	(3,138,147)
Forward currency contract transactions	(19,870,648)
Swap agreement transactions	388,866
Foreign currency transactions	1,444,684

(21,022,482)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $253,324)	33,293,396
Futures	(494,093)
Forward currency contracts	(2,312,721)
Swap agreements	(1,463,470)
Foreign currencies	(55,598)

28,967,514

Net gain (loss) on investment and foreign currency transactions	7,945,032

Net Increase (Decrease) In Net Assets Resulting From Operations	$97,579,777

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	82,481	181,224	—	—
Transfer agent’s fees and expenses	17,486	10,406	2,144,515	485
Registration fees	23,115	25,308	190,699	25,463
Fee waiver and/or expense reimbursement	(31,482)	(30,470)	(1,890,833)	(27,079)

See Notes to Financial Statements.

PGIM Securitized Credit Fund 25

Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$89,634,745	$20,121,700
Net realized gain (loss) on investment and foreign currency transactions	(21,036,038)	(2,829,220)
Affiliated net capital gain distributions received	13,556	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,967,514	9,080,116

Net increase (decrease) in net assets resulting from operations	97,579,777	26,372,596

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,704,386)	(267,866)
Class C	(791,966)	(67,244)
Class Z	(88,639,249)	(20,027,319)
Class R6	(284,507)	(2,199)

	(91,420,108)	(20,364,628)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,458,565,468	683,804,767
Net asset value of shares issued in reinvestment of dividends and distributions	91,401,032	20,267,388
Cost of shares purchased	(751,407,808)	(233,360,310)

Net increase (decrease) in net assets from Fund share transactions	1,798,558,692	470,711,845

Total increase (decrease)	1,804,718,361	476,719,813

Net Assets:

Beginning of year	613,426,231	136,706,418

End of year	$2,418,144,592	$613,426,231

See Notes to Financial Statements.

26

Financial Highlights

Class A Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.72	$9.47	$9.34	$9.88	$9.45

Income (loss) from investment operations:

Net investment income (loss)	0.50	0.61	0.56	0.30	0.26

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06	0.26	0.22	(0.54)	0.40

Total from investment operations	0.56	0.87	0.78	(0.24)	0.66

Less Dividends and Distributions:

Dividends from net investment income	(0.52)	(0.62)	(0.65)	(0.30)	(0.23)

Net asset value, end of year	$9.76	$9.72	$9.47	$9.34	$9.88

Total Return(b):	5.93%	9.46%	8.61%	(2.46)%	7.10%

Ratios/Supplemental Data:

Net assets, end of year (000)	$51,999	$9,369	$661	$135	$39

Average net assets (000)	$32,992	$4,228	$1,122	$96	$26

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%

Expenses before waivers and/or expense reimbursement	1.00%	1.39%	1.89%	10.95%	26.65%

Net investment income (loss)	5.07%	6.26%	6.03%	3.09%	2.70%

Portfolio turnover rate(d)	36%	46%	47%	37%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 27

Financial Highlights (continued)

Class C Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.72	$9.47	$9.34	$9.88	$9.44

Income (loss) from investment operations:

Net investment income (loss)	0.42	0.54	0.49	0.23	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06	0.26	0.21	(0.54)	0.41

Total from investment operations	0.48	0.80	0.70	(0.31)	0.60

Less Dividends and Distributions:

Dividends from net investment income	(0.45)	(0.55)	(0.57)	(0.23)	(0.16)

Net asset value, end of year	$9.75	$9.72	$9.47	$9.34	$9.88

Total Return(b):	5.03%	8.65%	7.79%	(3.21)%	6.41%

Ratios/Supplemental Data:

Net assets, end of year (000)	$32,052	$3,063	$113	$92	$10

Average net assets (000)	$18,122	$1,197	$83	$60	$10

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.65%	1.65%	1.65%	1.65%	1.65%

Expenses before waivers and/or expense reimbursement	1.82%	3.24%	10.01%	11.95%	64.82%

Net investment income (loss)	4.28%	5.53%	5.25%	2.38%	1.97%

Portfolio turnover rate(d)	36%	46%	47%	37%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class Z Shares

	Year Ended September 30,

	2025	2024	2023	2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.72	$9.47	$9.34	$9.88	$9.45

Income (loss) from investment operations:

Net investment income (loss)	0.52	0.64	0.60	0.31	0.29

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07	0.26	0.20	(0.52)	0.40

Total from investment operations	0.59	0.90	0.80	(0.21)	0.69

Less Dividends and Distributions:

Dividends from net investment income	(0.55)	(0.65)	(0.67)	(0.33)	(0.26)

Net asset value, end of year	$9.76	$9.72	$9.47	$9.34	$9.88

Total Return(b):	6.19%	9.77%	8.87%	(2.21)%	7.37%

Ratios/Supplemental Data:

Net assets, end of year (000)	$2,314,491	$600,943	$135,574	$70,190	$32,193

Average net assets (000)	$1,625,137	$300,906	$88,825	$61,949	$29,735

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%

Expenses before waivers and/or expense reimbursement	0.77%	0.83%	0.99%	1.07%	1.40%

Net investment income (loss)	5.35%	6.58%	6.37%	3.20%	2.97%

Portfolio turnover rate(d)	36%	46%	47%	37%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Securitized Credit Fund 29

Financial Highlights (continued)

Class R6 Shares

	Year Ended September 30,

	2025	2024	2023		2022	2021

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.72	$9.47	$9.34		$9.88	$9.45

Income (loss) from investment operations:

Net investment income (loss)	0.52	0.68	0.64		0.32	0.29

Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07	0.22	0.16		(0.53)	0.40

Total from investment operations	0.59	0.90	0.80		(0.21)	0.69

Less Dividends and Distributions:

Dividends from net investment income	(0.55)	(0.65)	(0.67)		(0.33)	(0.26)

Net asset value, end of year	$9.76	$9.72	$9.47		$9.34	$9.88

Total Return(b):	6.23%	9.84%	8.91%		(2.16)%	7.42%

Ratios/Supplemental Data:

Net assets, end of year (000)	$19,604	$50	$358		$10	$11

Average net assets (000)	$5,390	$30	$80		$17	$10

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.60%	0.60%	0.61	%(d)	0.60%	0.60%

Expenses before waivers and/or expense reimbursement	1.10%	34.13%	9.41%		35.37%	62.68%

Net investment income (loss)	5.24%	7.17%	6.68%		3.31%	3.02%

Portfolio turnover rate(e)	36%	46%	47%		37%	58%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the for the year ended September 30, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 8 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Securitized Credit Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek to maximize total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official

PGIM Securitized Credit Fund 31

Notes to Financial Statements (continued)

closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation Designee to ensure the valuations are in accordance with the Fund’s valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

32

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed

PGIM Securitized Credit Fund 33

Notes to Financial Statements (continued)

amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Reverse Repurchase Agreements: The Fund enters reverse repurchase agreements with qualified third-party broker-dealers in which the Fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and

34

price. The Fund receives securities and/or cash as collateral with a market value in-excess of the repurchase price to be paid by the Fund upon the maturity of the transaction. During the term of the agreement, the Fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Due to the short-term nature of reverse repurchase agreements, face value approximates fair value. Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities. Interest payments made by the Fund to the counterparties are recorded as a component of interest expense in the Statement of Operations.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

PGIM Securitized Credit Fund 35

Notes to Financial Statements (continued)

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: The Fund held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

36

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.60% of the Fund’s average daily net assets up to $2.5 billion;	0.60%

0.55% of the Fund’s average daily net assets from $2.5 billion to $5 billion;

0.50% of the Fund’s average daily net assets over $5 billion.

The Manager has contractually agreed, through January 31, 2027, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.90%

C	1.65

Z	0.65

R6	0.60

Separately, the Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the year ended September 30, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$232,255	$4,316

C	—	6,451

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Securitized Credit Fund 37

Notes to Financial Statements (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended September 30, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended September 30, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$2,476,102,198	$598,184,791

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended September 30, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF

$ —	$57,605,562	$20,488,544	$253,324	$(32,842)	$37,337,500	725,000	$1,890,557	$13,556

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)

$16,866,397	$1,399,996,121	$1,395,581,188	$—	$—	$21,281,330	21,281,330	$3,581,321	$—

$16,866,397	$1,457,601,683	$1,416,069,732	$253,324	$(32,842)	$58,618,830		$5,471,878	$13,556

(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. In order to present total distributable earnings (loss) and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to total distributable earnings (loss) and paid-in capital in excess of par for the Fund. The adjustments were due to distribution in excess of income.

For the year ended September 30, 2025, the adjustments were as follows:

Total Distributable Earnings (Loss)	Paid-in Capital in Excess of Par

$1,210,279	$(1,210,279)

38

For the year ended September 30, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$91,420,108	$—	$—	$91,420,108

For the year ended September 30, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$20,364,628	$—	$—	$20,364,628

As of September 30, 2025, there were no accumulated undistributed earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of September 30, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$2,432,523,584	$45,602,905	$(6,710,492)	$38,892,413

The difference between GAAP and tax basis is primarily attributable to differences in the treatment of premium amortization for GAAP and tax purposes, appreciation (depreciation) of swaps, deferred losses on wash sales, and mark-to-market of futures and forwards contracts.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of September 30, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$5,618,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (September 30, 2026).

Qualified Late-Year Losses	Post-October Capital Losses

$22,301,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended September 30, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

PGIM Securitized Credit Fund 39

Notes to Financial Statements (continued)

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class R6 and Class Z.

As of September 30, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

A	1,334	0.1%

C	1,272	0.1

Z	12,238	0.1

R6	1,359	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	95.1

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Year ended September 30, 2025:

Shares sold	5,387,043	$52,442,877

Shares issued in reinvestment of dividends and distributions	174,384	1,697,922

Shares purchased	(1,149,163)	(11,185,294)

Net increase (decrease) in shares outstanding before conversion	4,412,264	42,955,505

Shares issued upon conversion from other share class(es)	4,178	40,614

Shares purchased upon conversion into other share class(es)	(53,615)	(521,693)

Net increase (decrease) in shares outstanding	4,362,827	$42,474,426

Year ended September 30, 2024:

Shares sold	1,469,194	$14,197,852

Shares issued in reinvestment of dividends and distributions	27,657	267,866

Shares purchased	(603,882)	(5,835,245)

Net increase (decrease) in shares outstanding before conversion	892,969	8,630,473

Shares issued upon conversion from other share class(es)	933	9,057

Net increase (decrease) in shares outstanding	893,902	$8,639,530

Class C

Year ended September 30, 2025:

Shares sold	3,052,805	$29,702,168

Shares issued in reinvestment of dividends and distributions	81,280	790,894

Shares purchased	(146,881)	(1,427,689)

Net increase (decrease) in shares outstanding before conversion	2,987,204	29,065,373

Shares purchased upon conversion into other share class(es)	(16,561)	(160,980)

Net increase (decrease) in shares outstanding	2,970,643	$28,904,393

Year ended September 30, 2024:

Shares sold	303,885	$2,936,387

Shares issued in reinvestment of dividends and distributions	6,943	67,223

Shares purchased	(6,574)	(63,735)

Net increase (decrease) in shares outstanding before conversion	304,254	2,939,875

Shares purchased upon conversion into other share class(es)	(934)	(9,057)

Net increase (decrease) in shares outstanding	303,320	$2,930,818

40

Share Class	Shares	Amount

Class Z

Year ended September 30, 2025:

Shares sold	241,963,809	$2,355,959,121

Shares issued in reinvestment of dividends and distributions	9,101,811	88,627,709

Shares purchased	(75,820,331)	(737,312,687)

Net increase (decrease) in shares outstanding before conversion	175,245,289	1,707,274,143

Shares issued upon conversion from other share class(es)	65,992	642,142

Shares purchased upon conversion into other share class(es)	(22,462)	(218,468)

Net increase (decrease) in shares outstanding	175,288,819	$1,707,697,817

Year ended September 30, 2024:

Shares sold	68,949,030	$666,618,865

Shares issued in reinvestment of dividends and distributions	2,061,776	19,930,437

Shares purchased	(23,514,252)	(227,099,340)

Net increase (decrease) in shares outstanding	47,496,554	$459,449,962

Class R6

Year ended September 30, 2025:

Shares sold	2,104,248	$20,461,302

Shares issued in reinvestment of dividends and distributions	29,220	284,507

Shares purchased	(152,186)	(1,482,138)

Net increase (decrease) in shares outstanding before conversion	1,981,282	19,263,671

Shares issued upon conversion from other share class(es)	22,470	218,385

Net increase (decrease) in shares outstanding	2,003,752	$19,482,056

Year ended September 30, 2024:

Shares sold	5,347	$51,663

Shares issued in reinvestment of dividends and distributions	193	1,862

Shares purchased	(38,188)	(361,990)

Net increase (decrease) in shares outstanding	(32,648)	$(308,465)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended September 30, 2025.

PGIM Securitized Credit Fund 41

Notes to Financial Statements (continued)

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to

42

the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

PGIM Securitized Credit Fund 43

Notes to Financial Statements (continued)

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

44

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U. S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

PGIM Securitized Credit Fund 45

Notes to Financial Statements (continued)

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of September 30, 2025.

46

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 8 and Shareholders of PGIM Securitized Credit Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Securitized Credit Fund (one of the funds constituting Prudential Investment Portfolios 8, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from transfer agents or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 20, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Securitized Credit Fund 47

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies—None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Securitized Credit Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Securitized Credit Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”), and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadvisers and, as relevant, their affiliates, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments, PGIML and PGIM (through its PGIM Fixed Income unit), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research

[1]	PGIM Securitized Credit Fund is a series of Prudential Investment Portfolios 8.

PGIM Securitized Credit Fund

Approval of Advisory Agreements (continued)

Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income, and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential

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benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2024.2 The Board considered that performance information was available as of November 16, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended September 30, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years

	1st Quartile	1st Quartile	1st Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 1st Quartile

● The Board noted that the Fund outperformed its benchmark index over all periods.

● The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.90% of average daily net assets for Class A shares, 1.65% of average daily net assets for Class C shares, 0.65% of average daily net assets for Class Z shares, and 0.60% of average daily net assets for Class R6 shares through January 31, 2026.

● In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

● The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

● The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

[2]

For periods prior to July 1, 2019, the Fund’s performance is that of an investment trust (the “Predecessor Fund”), which commenced operations on November 16, 2015. The performance of the Predecessor Fund has been adjusted to reflect the fees and expenses for the Class Z shares of the Fund.

PGIM Securitized Credit Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 8

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 20, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025